OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

[Evergreen Variable Annuity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Strategic Income Fund, for the year ended December 31, 2005. These nine series have a December 31 fiscal year end.

Date of reporting period: December 31, 2005

Item 1 - Reports to Stockholders.

Evergreen VA Balanced Fund

Evergreen

VA BALANCED FUND
FORMERLY, VA FOUNDATION FUND

Annual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Balanced Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:
 • Evergreen Investment Management Company, LLC

Portfolio Manager:
 • Walter T. McCormick, CFA

Sub-Advisor:
 • Tattersall Advisory Group, Inc.

Portfolio Managers:
 • Robert Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996
	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

Average annual return

1-year	5.29%	5.03%

5-year	1.37%	1.20%

Since portfolio inception	6.37%	6.28%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Balanced Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI, the Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 5.29% for the twelve-month period ended December 31, 2005. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 2.43%, the Russell 1000 Index (Russell 1000) returned 6.27% and the Standard & Poor’s 500 Index (S&P 500) returned 4.91% .

The S&P 500 replaced the Russell 1000 as a benchmark index for the fund to more accurately reflect the investment style of the fund.

The fund seeks capital growth and current income.

The fund produced strong relative results during 2005. Stock selection within the equity portfolio and a cautious strategy to guard against the impact of rising interest rates on bond prices helped support performance. For much of the year, the fund maintained more than 60% of its assets in stocks, which outperformed domestic fixed income investments for the period.

Within the stock portfolio, several energy investments performed particularly well as virtually the entire energy sector rose on higher oil and natural gas prices. Individual contributors included Schlumberger, a leading oil services company based in France; and several major integrated oil companies, including Exxon Mobil, ConocoPhillips, and Occidental Petroleum. Within the information technology sector, leading contributors included: internet search company Google; Corning, which produces components for flat-panel television sets and computer monitors; and Motorola and Texas Instruments, both of which benefited from new technologies in wireless phones. Specialty retailer Chico’s FAS, financial services company Legg Mason, and leading HMO Aetna all were among the fund’s noteworthy contributors. Holding back results were several disappointing stocks such as computer printer company Lexmark, which we sold, as well as software company Oracle and drug company Pfizer.

During a year in which the Federal Reserve Board continued to work to restrain inflationary pressures by repeatedly raising short-term interest rates, we maintained a modestly short duration to reduce overall interest-rate risk within the fixed-income portfolio. This strategy helped performance, as did our decision to pursue a bar-belled strategy with more investments in short-term and long-term securities than in intermediates. Intermediates tended to lag the other parts of the yield curve as the differences in yields between securities of different maturities declined. The decision to underweight pass-through mortgages in favor of asset-backed securities and hybrid adjustable rate mortgages also helped performance. Detracting from results, however, was the fund’s exposure to long-maturity corporate bonds, which suffered some price loss as the yield spreads between lower-rated and higher-rated bonds widened, resulting in underperformance of corporate bonds.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,043.61	$2.52
Class 2	$ 1,000.00	$ 1,041.90	$3.81
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.74	$2.50
Class 2	$ 1,000.00	$ 1,021.48	$3.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.49% for Class 1 and 0.74% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.74	$ 13.04	$11.51	$ 13.05	$ 14.60

Income from investment operations

Net investment income (loss)	0.31[2]	0.24[2]	0.23	0.30	0.30
Net realized and unrealized gains or losses on investments	0.41	0.58	1.58	(1.56)	(1.55)

Total from investment operations	0.72	0.82	1.81	(1.26)	(1.25)

Distributions to shareholders from
Net investment income	(0.33)	(0.12)	(0.28)	(0.28)	(0.30)

Net asset value, end of period	$ 14.13	$ 13.74	$13.04	$ 11.51	$ 13.05

Total return[3]	5.29%	6.31%	15.78%	(9.66%)	(8.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$84,060	$104,601	$114,713	$131,386	$168,337
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	0.90%	0.93%	0.91%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.90%	0.93%	0.91%	0.93%
Net investment income (loss)	2.22%	1.81%	1.77%	2.20%	2.15%
Portfolio turnover rate	78%	128%	145%	165%	195%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$13.70	$13.01	$11.50	$11.72

Income from investment operations
Net investment income (loss)	0.27[2]	0.21[2]	0.18[2]	0.10[2]
Net realized and unrealized gains or losses on investments	0.41	0.57	1.60	(0.04)

Total from investment operations	0.68	0.78	1.78	0.06

Distributions to shareholders from
Net investment income	(0.29)	(0.09)	(0.27)	(0.28)

Net asset value, end of period	$14.09	$13.70	$13.01	$11.50

Total return[3]	5.03%	6.03%	15.48%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,606	$2,576	$1,239	$ 182
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.78%	1.15%	1.20%	1.16%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.78%	1.15%	1.20%	1.16%[4]
Net investment income (loss)	1.98%	1.61%	1.42%	2.00%[4]
Portfolio turnover rate	78%	128%	145%	165%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FIXED-RATE 4.6%
FNMA:
3.62%, 06/01/2010	$565,000	$535,297
4.87%, 05/01/2013	526,011	520,339
5.70%, 10/01/2008	833,600	845,069
5.84%, 12/01/2008	639,634	649,542
6.20%, 01/01/2011	368,974	385,300
6.73%, 08/01/2009	1,000,027	1,044,808

Total Agency Commercial Mortgage-Backed Securities
(cost $4,068,423)		3,980,355

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.0%
FIXED-RATE 4.0%
FHLMC:
Ser. 2635, Class NJ, 3.00%, 03/15/2017	318,909	300,625
Ser. 2718, Class MR, 4.00%, 08/15/2013	267,403	263,986
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	419,733
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	371,545
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	394,491
Ser. 2931, Class AM, 4.50%, 07/15/2019	256,943	251,824
Ser. 3063, Class YE, 5.50%, 10/15/2034	185,000	183,189
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	394,245	403,882
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	410,404	405,825
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	335,000	333,936
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	160,000	155,340

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,528,557)		3,484,376

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.3%
FIXED-RATE 6.3%
FHLMC, 5.00%, 12/01/2035	215,000	208,214
FHLMC 30 year, 5.00%, TBA #	715,000	692,209
FNMA:
4.50%, 04/01/2019 - 03/01/2020	803,240	782,355
5.00%, 11/01/2035 (p)	290,000	277,907
5.50%, 02/01/2035 - 09/01/2035	573,594	568,932
7.50%, 12/01/2030	105,330	110,562
FNMA 15 year:
4.50%, TBA #	175,000	170,297
5.00%, TBA #	755,000	746,978
FNMA 30 year, 5.50%, TBA #	1,935,000	1,916,254

		5,473,708

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 1.0%
FNMA:
4.99%, 07/01/2035	$340,800	$337,977
5.36%, 09/01/2035	299,389	299,169
GNMA, 4.50%, 08/20/2029 - 09/20/2029	175,607	175,854

		813,000

Total Agency Mortgage-Backed Pass Through Securities (cost $6,293,594)		6,286,708

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.4%
FNMA, Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $344,367)	350,000	334,715

ASSET-BACKED SECURITIES 1.5%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A1, 5.06%,
09/25/2035 (p)	160,000	155,488
Credit-Based Asset Servicing & Securitization, Ser. 2004-CB6, Class AF2, 4.06%,
07/25/2035	205,000	202,565
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A3B, 5.23%,
10/25/2032	370,000	368,033
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%,
03/25/2032	522,070	522,484
Saxon Asset Securities Trust, Ser. 2000-3, Class AF6, 7.47%, 12/25/2030	39,565	39,470

Total Asset-Backed Securities (cost $1,293,829)		1,288,040

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
FIXED-RATE 4.2%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	261,072	264,711
Commercial Mtge. Pass Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	357,113	344,097
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-C1, Class A4, 4.75%,
01/15/2037	365,000	355,109
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	345,085	335,461
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.375%, 06/12/2041	400,000	407,891
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	373,803
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	430,157
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	350,665
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	440,000	433,942
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16, Class A4, 4.85%,
10/15/2041	370,000	361,472

Total Commercial Mortgage-Backed Securities (cost $3,691,807)		3,657,308

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS 6.3%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	$125,000	$79,375

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	223,390

CONSUMER STAPLES 0.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	1,000,000	446,519

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	202,192

FINANCIALS 3.3%
Capital Markets 1.5%
Bank of New York Co., Inc., 7.30%, 12/01/2009 (p)	450,000	488,635
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	383,437
Morgan Stanley, 3.875%, 01/15/2009	400,000	388,508

		1,260,580

Commercial Banks 0.2%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	213,817

Consumer Finance 0.9%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	210,641
HSBC Finance Corp., 6.40%, 06/17/2008	290,000	299,344
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	279,470

		789,455

Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010 144A	250,000	246,643

Real Estate 0.4%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	148,195
Duke Realty Corp., REIT, 3.35%, 01/15/2008	250,000	240,674

		388,869

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	215,575

INDUSTRIALS 0.8%
Aerospace & Defense 0.4%
Boeing Co., 6.625%, 02/15/2038	300,000	350,340

Road & Rail 0.4%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	350,000	378,038

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc., 5.875%, 01/17/2012	$200,000	$202,055

Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	173,533

UTILITIES 0.4%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	325,339

Total Corporate Bonds (cost $5,239,084)		5,495,720

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds, 7.25%, 08/15/2022	1,850,000	2,409,771
U.S. Treasury Notes, 4.875%, 02/15/2012	145,000	148,914

Total U.S. Treasury Obligations (cost $2,522,630)		2,558,685

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 2.4%
FIXED-RATE 2.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.80%,
05/25/2035	380,000	373,156
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.60%,
03/20/2010	285,000	276,867
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	380,000	371,915
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	345,000	337,972
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	360,245
Ser. 2004-DD, Class 2A6, 4.52%, 01/25/2035	395,000	386,388

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,133,231)		2,106,543

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.2%
FIXED-RATE 1.2%
Countrywide Home Loans, Inc., Ser. 2005-22, Class 2A1, 5.34%, 11/25/2035	420,403	419,689
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	289,513	283,960
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.55%,
02/25/2035	309,611	303,707

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,015,624)		1,007,356

	Shares	Value

COMMON STOCKS 63.7%
CONSUMER DISCRETIONARY 6.7%
Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	8,200	386,630
eBay, Inc. *	9,300	402,225

See Notes to Financial Statements		788,855

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 1.8%
News Corp., Class A	20,330	$316,132
Omnicom Group, Inc.	7,400	629,962
Time Warner, Inc.	19,696	343,498
Walt Disney Co.	11,400	273,258

		1,562,850

Multi-line Retail 1.2%
J.C. Penney Co., Inc.	9,262	514,967
Nordstrom, Inc.	14,900	557,260

		1,072,227

Specialty Retail 2.0%
Best Buy Co., Inc.	13,200	573,936
Chico’s FAS, Inc. *	12,800	562,304
Lowe’s Cos.	8,739	582,542

		1,718,782

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. *	10,700	356,738
NIKE, Inc., Class B	4,200	364,518

		721,256

CONSUMER STAPLES 5.7%
Beverages 1.2%
Diageo plc, ADR (p)	8,200	478,060
PepsiCo, Inc.	9,983	589,796

		1,067,856

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc. *	9,800	289,688
Wal-Mart Stores, Inc.	20,810	973,908

		1,263,596

Food Products 0.4%
General Mills, Inc.	6,348	313,083

Household Products 1.5%
Colgate-Palmolive Co.	8,264	453,280
Procter & Gamble Co.	14,968	866,348

		1,319,628

Tobacco 1.1%
Altria Group, Inc.	12,679	947,375

ENERGY 6.9%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	8,541	829,758
Weatherford International, Ltd. *	11,000	398,200

		1,227,958

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 5.5%
Apache Corp.	8,700	$596,124
BP plc, ADR	9,017	579,072
ConocoPhillips	7,200	418,896
Exxon Mobil Corp.	34,823	1,956,008
Massey Energy Co.	5,600	212,072
Occidental Petroleum Corp.	4,158	332,141
Peabody Energy Corp.	3,088	254,513
XTO Energy, Inc.	8,800	386,672

		4,735,498

FINANCIALS 12.5%
Capital Markets 3.8%
Bank of New York Co.	13,903	442,811
Goldman Sachs Group, Inc.	5,000	638,550
Legg Mason, Inc.	4,098	490,490
Merrill Lynch & Co., Inc.	7,050	477,496
Morgan Stanley	8,628	489,553
State Street Corp.	7,280	403,603
T. Rowe Price Group, Inc.	5,000	360,150

		3,302,653

Commercial Banks 2.8%
Bank of America Corp.	27,541	1,271,017
U.S. Bancorp	19,143	572,184
Wells Fargo & Co.	9,463	594,561

		2,437,762

Consumer Finance 0.9%
American Express Co.	8,720	448,731
Capital One Financial Corp.	3,772	325,901

		774,632

Diversified Financial Services 3.0%
Citigroup, Inc.	38,014	1,844,819
JPMorgan Chase & Co.	19,524	774,908

		2,619,727

Insurance 2.0%
American International Group, Inc.	12,101	825,651
Hartford Financial Services Group, Inc.	5,308	455,904
Prudential Financial, Inc.	5,637	412,572

		1,694,127

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.2%
Biotechnology 1.3%
Amgen, Inc. *	5,086	$401,082
Biogen Idec, Inc. *	13,900	630,087
Genentech, Inc. *	1,170	108,225

		1,139,394

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	14,762	555,789
Medtronic, Inc.	10,226	588,711
Zimmer Holdings, Inc. *	6,400	431,616

		1,576,116

Health Care Providers & Services 2.2%
Aetna, Inc.	9,800	924,238
Caremark Rx, Inc. *	12,800	662,912
WellPoint, Inc. *	3,400	271,286

		1,858,436

Pharmaceuticals 3.9%
Abbott Laboratories	9,177	361,849
Johnson & Johnson	16,258	977,106
Novartis AG, ADR	5,100	267,648
Pfizer, Inc.	41,804	974,869
Teva Pharmaceutical Industries, Ltd., ADR	7,300	313,973
Wyeth	11,026	507,968

		3,403,413

INDUSTRIALS 6.5%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	9,400	598,122

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	7,485	562,498

Commercial Services & Supplies 0.3%
Cintas Corp.	7,200	296,496

Electrical Equipment 0.5%
Rockwell Automation, Inc.	6,666	394,360

Industrial Conglomerates 3.3%
General Electric Co.	59,853	2,097,848
Tyco International, Ltd.	25,990	750,071

		2,847,919

Machinery 1.1%
Deere & Co.	5,271	359,008
Pall Corp.	20,600	553,316

		912,324

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 10.9%
Communications Equipment 2.6%
Cisco Systems, Inc. *	22,878	$391,671
Corning, Inc. *	13,528	265,960
Motorola, Inc.	33,400	754,506
QUALCOMM, Inc.	19,332	832,823

		2,244,960

Computers & Peripherals 1.0%
Hewlett-Packard Co.	16,000	458,080
International Business Machines Corp.	5,138	422,344

		880,424

Internet Software & Services 1.0%
Google, Inc., Class A *	1,200	497,832
Yahoo!, Inc. *	8,800	344,784

		842,616

IT Services 0.6%
Accenture, Ltd., Class A	19,000	548,530

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	39,685	735,363
Intel Corp.	20,601	514,201
Texas Instruments, Inc.	27,644	886,543

		2,136,107

Software 3.2%
Cadence Design Systems, Inc. *	22,900	387,468
Microsoft Corp.	57,727	1,509,561
Oracle Corp. *	72,129	880,695

		2,777,724

MATERIALS 2.0%
Chemicals 1.3%
Air Products & Chemicals, Inc.	8,200	485,358
Dow Chemical Co.	7,281	319,054
PPG Industries, Inc.	5,700	330,030

		1,134,442

Metals & Mining 0.4%
Phelps Dodge Corp.	2,253	324,139

Paper & Forest Products 0.3%
Weyerhaeuser Co.	4,300	285,262

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	13,212	323,562
Verizon Communications, Inc.	8,665	260,990

		584,552

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.1%
Alltel Corp.	7,225	$455,897
Sprint Nextel Corp.	23,064	538,775

		994,672

UTILITIES 1.5%
Electric Utilities 0.7%
DPL, Inc.	11,946	310,716
Exelon Corp.	5,731	304,545

		615,261

Independent Power Producers & Energy Traders 0.4%
TXU Corp.	7,440	373,413

Multi-Utilities 0.4%
PG&E Corp.	7,730	286,938

Total Common Stocks (cost $45,430,700)		55,185,983

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional U.S. Government Money Market Fund ø ##	4,246,409	4,246,409
Navigator Prime Portfolio (pp)	700,505	700,505

Total Short-Term Investments (cost $4,946,914)		4,946,914

Total Investments (cost $80,508,760) 104.2%		90,332,703
Other Assets and Liabilities (4.2%)		(3,666,394)

Net Assets 100.0%		$86,666,309

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2005

The following table shows portfolio composition as a percent of total investments as of December 31, 2005:

Mortgage-Backed Securities	22.8%
Financials	15.4%
Information Technology	10.6%
Health Care	9.2%
Industrials	7.1%
Consumer Discretionary	6.9%
Energy	6.9%
Consumer Staples	6.0%
U.S. Treasury Obligations	2.9%
Telecommunication Services	2.2%
Materials	2.0%
Utilities	1.8%
Asset-Backed Securities	1.4%
Cash Equivalents	4.8%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s & Standard Poor’s ratings as of December 31, 2005 (unaudited):

AAA	82.5%
AA	4.1%
A	7.2%
BBB	5.9%
BB	0.3%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by maturity as of December 31, 2005 (unaudited):

Less than 1 year	4.5%
1 to 3 year(s)	16.1%
3 to 5 years	22.6%
5 to 10 years	39.6%
10 to 20 years	13.4%
20 to 30 years	2.6%
Greater than 30 years	1.2%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $76,262,351) including $682,055 of securities loaned	$86,086,294
Investments in affiliated money market fund, at value (cost $4,246,409)	4,246,409

Total investments	90,332,703
Receivable for securities sold	1,438,333
Receivable for Fund shares sold	12,267
Dividends and interest receivable	326,169
Receivable for securities lending income	151

Total assets	92,109,623

Liabilities
Payable for securities purchased	4,698,116
Payable for Fund shares redeemed	15,230
Payable for securities on loan	700,505
Advisory fee payable	2,719
Distribution Plan expenses payable	72
Due to other related parties	961
Accrued expenses and other liabilities	25,711

Total liabilities	5,443,314

Net assets	$86,666,309

Net assets represented by
Paid-in capital	$101,654,528
Undistributed net investment income	1,209,761
Accumulated net realized losses on investments	(26,021,923)
Net unrealized gains on investments	9,823,943

Total net assets	$86,666,309

Net assets consists of
Class 1	$84,060,271
Class 2	2,606,038

Total net assets	$86,666,309

Shares outstanding (unlimited number of shares authorized)
Class 1	5,948,402
Class 2	184,960

Net asset value per share
Class 1	$14.13
Class 2	$14.09

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Interest	$1,523,502
Dividends (net of foreign withholding taxes of $1,413)	982,753
Income from affiliate	89,937
Securities lending	805

Total investment income	2,596,997

Expenses
Advisory fee	314,385
Distribution Plan expenses	6,479
Administrative services fee	94,222
Transfer agent fees	487
Trustees’ fees and expenses	1,511
Printing and postage expenses	38,496
Custodian and accounting fees	28,186
Professional fees	18,385
Other	4,319

Total expenses	506,470
Less: Expense reductions	(2,472)
Expense reimbursements	(20)

Net expenses	503,978

Net investment income	2,093,019

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,726,431
Net change in unrealized gains or losses on investments	(1,214,276)

Net realized and unrealized gains or losses on investments	2,512,155

Net increase in net assets resulting from operations	$4,605,174

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment income		$2,093,019		$2,005,732
Net realized gains on investments		3,726,431		5,322,206
Net change in unrealized gains or losses
on investments		(1,214,276)		(767,502)

Net increase in net assets resulting from
operations		4,605,174		6,560,436

Distributions to shareholders from
Net investment income
Class 1		(2,155,715)		(925,455)
Class 2		(53,723)		(17,612)

Total distributions to shareholders		(2,209,438)		(943,067)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	118,381	1,632,520	283,602	3,748,633
Class 2	24,103	329,741	109,614	1,441,879

		1,962,261		5,190,512

Net asset value of shares issued in
reinvestment of distributions
Class 1	156,177	2,155,715	67,849	925,455
Class 2	3,908	53,723	1,295	17,612

		2,209,438		943,067

Payment for shares redeemed
Class 1	(1,939,386)	(26,649,192)	(1,537,553)	(20,287,023)
Class 2	(31,057)	(428,698)	(18,168)	(238,946)

		(27,077,890)		(20,525,969)

Net decrease in net assets resulting from
capital share transactions		(22,906,191)		(14,392,390)

Total decrease in net assets		(20,510,455)		(8,775,021)
Net assets
Beginning of period		107,176,764		115,951,785

End of period		$86,666,309	$ 107,176,764

Undistributed net investment income		$1,209,761		$1,238,204

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Balanced Fund (the “Fund”) (formerly, Evergreen VA Foundation Fund) is a diver-sified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

22

NOTES TO FINANCIAL STATEMENTS continued

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

23

NOTES TO FINANCIAL STATEMENTS continued

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended December 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$ 87,976
Accumulated net realized losses on investments	(87,976)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC reimbursed other expenses in the amount of $20.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

24

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2005, the Fund paid brokerage commissions of $10,414 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 41,633,029	$ 31,031,737	$ 44,645,313	$ 46,273,188

During the year ended December 31, 2005, the Fund loaned securities to certain brokers. At December 31, 2005, the value of securities on loan and the value of collateral (including accrued interest) amounted to $682,055 and $700,505, respectively.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $81,078,838. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,651,707 and $1,397,842, respectively, with a net unrealized appreciation of $9,253,865.

As of December 31, 2005, the Fund had $25,451,845 in capital loss carryovers for federal income tax purposes with $10,282,571 expiring in 2009, $8,868,654 expiring in 2010 and $6,300,620 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 1,209,761	$ 9,253,865	$ 25,451,845

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

25

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $2,209,438 and $943,067 of ordinary income for the years ended December 31, 2005 and December 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company

26

NOTES TO FINANCIAL STATEMENTS continued

Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Balanced Fund (formerly the Evergreen VA Foundation Fund), a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Balanced Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 46.12% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, Tattersall Advisory Group, Inc (“Tattersall”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC or Tattersall, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each

29

ADDITIONAL INFORMATION (unaudited) continued

Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and Tattersall. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

30

ADDITIONAL INFORMATION (unaudited) continued

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Tattersall formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and 2 shares of the Fund had performed in the fourth quintile over the recently completed one-year period. The Class 1 shares performed in the fourth quintile over the recently completed three-year period and performed in the fifth quintile over the recently completed five-year period. The Trustees noted that, although the Fund’s relative performance had improved substantially in recent periods, they would continue to monitor the Fund’s performance for continued improvement in the future.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that the Fund’s performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe, although it had underperformed that other fund over certain periods and outperformed it in others.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and 2 shares was substantially below the median of fees paid by comparable funds. The Trustees also noted that the fees paid to EIMC for managing the Fund were at the same rate as a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure, taking into account the assets of both the Fund and the Evergreen Balanced Fund. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

560855 rv3 2/2006

Evergreen VA Core Bond Fund

Evergreen

VA CORE BOND FUND

Annual Report
as of December 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Core Bond Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen's Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product ("GDP") grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve ("Fed") maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve's flattening had monetary officials referring to the phenomenon as a "conundrum." Though lower market interest rates improved equity valuations, Wall Street's confusion over the yield curve's message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve's message as confidence in the Fed's ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• Tattersall Advisory Group, Inc.

Portfolio Managers:
• Robert Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

Average annual return

1-year	2.40%	2.17%

Since portfolio inception	4.35%	4.08%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 2.40% for the twelve-month period ended December 31, 2005. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 2.43% .

The fund seeks to maximize total return through a combination of current income and capital growth.

The fund performed in line with the benchmark LBABI during 2005, a year characterized by modest performance in the domestic fixed income market. The economy showed surprising strength throughout the year, as Gross Domestic Product ("GDP") grew steadily in all four quarters, despite significant increases in energy prices, extensive damage to the Gulf Region caused by Hurricanes Katrina and Rita, and rising short-term interest rates. The Federal Reserve Board, in an effort to restrain the pace of GDP growth and avoid an increase in inflationary pressures, raised the key fed funds rate eight times during the year, from 2.25% to 4.25% . Rates of 5-year and 10-year Treasuries rose somewhat, but the yields on the 30-year Treasury actually fell. Overall, the yield curve-which measures the difference between yields of different maturity bonds-flattened. Corporate bonds performed poorly during the period, hurt by worries about a trend for shareholder-friendly programs that benefited stockholders more than bondholders. In addition, credit downgrades in several industries, including the automotive industry, held back performance in the corporate sector.

The fund's performance was helped by our decision to keep duration modestly short throughout the year. This strategy helped lower the portfolio's exposure to the risks of price loss from rising interest rates. We focused on both short-term securities-which were able to quickly capture additional income as rates rose-and longer-term securities, many of which modestly rose in price as yields of 30-year Treasuries declined. Our strategy of underweighting pass-through mortgages in favor of asset-backed securities and hybrid adjustable rate mortgages also supported results, as did our underweighting of corporate bonds.

Detracting from results was our exposure to long-maturity corporate bonds, as they suffered some price loss as the yield spreads between lower-rated and higher-rated bonds widened during the year and the corporate sector underperformed government issues. The underweight in Treasuries held back results slightly as higher quality bonds tended to outperform lower-rated corporate bonds.

The fund's investment objective is nonfundamental and may be changed without a vote of the fund's shareholders.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 998.03	$ 2.87
Class 2	$ 1,000.00	$ 996.83	$ 4.13
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.33	$ 2.91
Class 2	$ 1,000.00	$ 1,021.07	$ 4.18

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.57% for Class 1 and 0.82% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.17	$10.15	$10.23	$10.00

Income from investment operations
Net investment income (loss)	0.40 [2]	0.37	0.36	0.16
Net realized and unrealized gains or losses on investments	(0.16)	0.05	0.03	0.29

Total from investment operations	0.24	0.42	0.39	0.45

Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.44)	(0.15)
Net realized gains	0 [3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	(0.01)	0

Total distributions to shareholders	(0.36)	(0.40)	(0.47)	(0.22)

Net asset value, end of period	$10.05	$10.17	$10.15	$10.23

Total return [4]	2.40%	4.08%	3.86%	4.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 129	$1,017	$1,015	$1,024
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%	0.57%	0.62%	0.65% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.57%	0.62%	0.65% [5]
Net investment income (loss)	3.90%	3.59%	3.45%	3.70% [5]
Portfolio turnover rate	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.17	$ 10.16	$ 10.23	$ 10.00

Income from investment operations
Net investment income (loss)	0.38 [2]	0.35 [2]	0.34	0.15
Net realized and unrealized gains or losses on investments	(0.16)	0.03	0.03	0.29

Total from investment operations	0.22	0.38	0.37	0.44

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.41)	(0.14)
Net realized gains	0 [3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	(0.01)	0

Total distributions to shareholders	(0.34)	(0.37)	(0.44)	(0.21)

Net asset value, end of period	$ 10.05	$ 10.17	$ 10.16	$ 10.23

Total return [4]	2.17%	3.76%	3.61%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,680	$29,949	$21,835	$20,499
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.81%	0.87%	0.90% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.81%	0.87%	0.90% [5]
Net investment income (loss)	3.74%	3.35%	3.17%	3.47% [5]
Portfolio turnover rate	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.5%
FIXED-RATE 8.5%
FNMA:
4.43%, 08/01/2009	$250,000	$246,697
4.59%, 06/01/2011	365,605	358,021
4.88%, 10/01/2012	508,943	503,992
4.96%, 11/01/2008	395,526	393,481
5.95%, 01/01/2009	227,130	231,382
5.99%, 01/01/2009	495,849	505,574
6.01%, 02/01/2012	326,290	340,801
6.20%, 01/01/2011 - 05/01/2011	574,298	601,301
6.32%, 01/01/2011	370,142	388,021
7.07%, 11/01/2006	235,712	236,920
7.29%, 12/01/2010	136,152	147,912

Total Agency Commercial Mortgage-Backed Securities
(cost $4,088,871)		3,954,102

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 13.4%
FIXED-RATE 13.4%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	225,844
Ser. 2630, Class HA, 3.00%, 01/15/2017	380,113	359,555
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	390,600
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	237,026
Ser. 2760, Class EA, 4.50%, 04/15/2013	340,864	338,986
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	226,369
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	295,887
Ser. 2984, Class NC, 5.50%, 09/15/2031	405,000	403,647
Ser. 3028, Class MD, 5.00%, 03/15/2032	415,000	406,421
Ser. 3059, Class CD, 5.00%, 04/15/2031	415,000	405,508
Ser. 3063, Class YE, 5.50%, 10/15/2034	270,000	267,357
Ser. 3083, Class UB, 4.50%, 06/15/2032	425,000	412,237
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	245,000	251,168
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	465,000	477,056
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	255,899	253,044
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	310,332
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	395,000	393,746
Ser. 2005-102, Class PD, 5.00%, 05/25/2032	380,000	371,311
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	235,000	228,155

Total Agency Mortgage-Backed Collateralized Mortgage
Obligations (cost $6,301,839)		6,254,249

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 18.3%
FIXED-RATE 16.6%
FHLMC:
4.50%, 05/01/2034	$275,726	$260,066
5.00%, 04/15/2028 - 12/01/2035	794,963	778,306
6.50%, 09/01/2019	288,717	296,810
FHLMC 30 year, 5.00%, TBA #	1,505,000	1,457,028
FNMA:
4.50%, 04/01/2019 - 01/01/2020	337,988	329,497
5.00%, 11/01/2035 (h)	380,000	364,154
5.46%, 01/01/2036	450,000	464,187
5.50%, 02/01/2035	197,117	195,733
6.24%, 12/01/2008	422,956	432,786
7.00%, 06/01/2032	22,535	23,524
FNMA 15 year:
4.50%, TBA #	325,000	316,332
5.00%, TBA #	1,015,000	1,004,216
FNMA 30 year, 5.50%, TBA #	1,790,000	1,774,910
GNMA, 4.50%, 07/20/2030	57,364	57,448

		7,754,997

FLOATING-RATE 1.7%
FNMA:
4.99%, 07/01/2035	446,400	442,702
5.36%, 09/01/2035	348,469	348,213
GNMA, 4.50%, 09/20/2029	34,560	34,609

		825,524

Total Agency Mortgage-Backed Pass-Through Securities
(cost $8,559,297)		8,580,521

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.6%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	360,000	360,218
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	409,889

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $793,598)		770,107

ASSET-BACKED SECURITIES 3.4%
Lehman XS Trust, Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035 (h)	415,000	413,298
PG&E Energy Recovery Funding, LLC, Ser. 2005-2, Class A3,5.12%, 12/25/2014	385,000	389,396
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	196,450	196,414
Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	274,943	273,449
Saxon Asset Securities Trust, Ser. 2000-3, Class AF6, 7.47%,12/25/2030	18,596	18,551
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%,09/25/2034	310,000	305,786

Total Asset-Backed Securities (cost $1,605,599)		1,596,894

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.0%
FIXED-RATE 12.0%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2005-5, Class A4, 5.12%,
10/10/2045	$210,000	$209,179
Commercial Mtge. Pass Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	216,432	208,544
Ser. 2005-C6, Class A5A, 5.12%, 06/10/2044	285,000	284,275
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	475,839
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	315,000	306,464
Ser. 2005-C3, Class A4, 4.69%, 07/15/2037	210,000	202,748
GE Capital Comml. Mtge. Corp., Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	450,000	437,976
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	356,223	341,656
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.375%, 06/12/2041	570,000	581,245
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	140,890	144,499
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	420,000	415,330
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	484,304	472,244
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	300,000	292,220
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	235,000	235,912
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	266,543
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	325,000	321,746
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	440,000	413,248

Total Commercial Mortgage-Backed Securities (cost $5,660,419)		5,609,668

CORPORATE BONDS 17.6%
CONSUMER DISCRETIONARY 2.1%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	150,000	95,250

Media 0.8%
Comcast Corp., 6.20%, 11/15/2008	50,000	51,360
Time Warner, Inc., 7.625%, 04/15/2031	275,000	307,161

		358,521

Multi-line Retail 1.1%
May Department Stores Co.:
6.90%, 01/15/2032	250,000	269,233
7.45%, 09/15/2011	250,000	275,478

		544,711

CONSUMER STAPLES 0.7%
Beverages 0.7%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	300,536

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	173,308

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 10.1%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	$200,000	$194,288
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	156,247
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	143,789
Morgan Stanley, 3.875%, 01/15/2009	200,000	194,254

		688,578

Commercial Banks 2.5%
Bank of America Corp., 4.375%, 12/01/2010	160,000	156,268
National City Corp., 4.50%, 03/15/2010	300,000	295,533
Northern Trust Corp., 7.10%, 08/01/2009	200,000	213,429
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	212,256
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	292,326

		1,169,812

Consumer Finance 3.1%
American General Financial Corp., 4.50%, 11/15/2007	175,000	173,935
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	292,159
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	421,283
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	144,951
4.625%, 09/15/2010	150,000	147,068
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	284,949

		1,464,345

Insurance 0.6%
American International Group, Inc., 4.70%, 10/01/2010 144A	275,000	271,307

Real Estate 1.9%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	148,195
BRE Properties, Inc., REIT, 7.125%, 02/15/2013	50,000	54,691
CarrAmerica Realty Corp., REIT, 5.125%, 09/01/2011	300,000	294,403
Duke Realty Corp., REIT, 7.05%, 03/01/2006	100,000	100,340
EOP Operating, LP, 6.75%, 02/15/2008	290,000	299,976

		897,605

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	247,361

HEALTH CARE 0.4%
Pharmaceuticals 0.4%
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	191,622

INDUSTRIALS 0.8%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	55,000	64,229

Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	297,030

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 0.7%
Metals & Mining 0.4%
Alcoa, Inc., 6.50%, 06/01/2011	$ 175,000	$187,027

Paper & Forest Products 0.3%
International Paper Co., 5.85%, 10/30/2012	150,000	152,413

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	140,836
SBC Communications, Inc., 4.125%, 09/15/2009	350,000	338,253
Verizon Communications, Inc., 5.875%, 01/17/2012	125,000	126,285

		605,374

UTILITIES 1.1%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	53,641
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	150,156

		203,797

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	107,420

Multi-Utilities 0.5%
PG&E Corp., 6.05%, 03/01/2034	200,000	207,702

Total Corporate Bonds (cost $8,271,316)		8,227,948

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Bonds, 7.25%, 08/15/2022	3,130,000	4,077,072
U.S. Treasury Notes:
2.75%, 08/15/2007	405,000	394,654
3.375%, 11/15/2008	470,000	457,534
4.875%, 02/15/2012	355,000	364,583
TIPS, 3.375%, 01/15/2007	364,568	367,359

Total U.S. Treasury Obligations (cost $5,574,446)		5,661,202

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 7.5%
FIXED-RATE 7.5%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A7, 4.79%, 05/25/2035	335,000	328,966
Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	355,000	346,451
GSR Mtge. Loan Trust, Ser. 2005-AR4,Class 3A5, 4.79%, 05/25/2034	375,000	366,244
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	505,000	485,533
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	310,000	300,080
Ser. 2005-AR4, Class A5, 4.68%, 04/25/2035 (h)	340,000	332,078
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	335,000	327,873
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	525,000	514,143

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	$ 210,000	$201,737
Ser. 2005-AR12, Class 2A5, 4.32%, 07/25/2035	330,000	319,889

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $3,568,870)		3,522,994

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.8%
FIXED-RATE 2.8%
Bear Stearns & Co., Ser. 2005-9, Class A1, 4.625%, 10/25/2035	190,762	187,198
Countrywide Home Loans, Inc., Ser. 2005-22, Class 2A1, 5.34%, 11/25/2035	120,805	120,600
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	381,192	373,881
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035	340,212	333,923
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.55%,
02/25/2035	305,311	299,489

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,328,194)		1,315,091

YANKEE OBLIGATIONS-CORPORATE 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,158)	115,000	118,118

	Shares	Value

SHORT-TERM INVESTMENTS 12.1%
MUTUAL FUND SHARES 12.1%
Evergreen Institutional Money Market Fund ø ## (cost $5,682,914)	5,682,914	5,682,914

Total Investments (cost $51,552,521) 109.6%		51,293,808
Other Assets and Liabilities (9.6%)		(4,484,844)

Net Assets 100.0%		$46,808,964

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2005 (unaudited):

AAA	82.7%
AA	3.8%
A	6.0%
BBB	7.3%
BB	0.2%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by maturity as of December 31, 2005 (unaudited):

Less than 1 year	4.7%
1 to 3 year(s)	13.7%
3 to 5 years	18.9%
5 to 10 years	45.9%
10 to 20 years	13.1%
20 to 30 years	3.5%
Greater than 30 years	0.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $45,869,607)	$45,610,894
Investments in affiliated money market fund, at value (cost $5,682,914)	5,682,914

Total investments	51,293,808
Cash	45
Receivable for securities sold	1,809,191
Receivable for Fund shares sold	40,147
Interest receivable	397,844

Total assets	53,541,035

Liabilities
Payable for securities purchased	6,713,934
Advisory fee payable	1,638
Distribution Plan expenses payable	1,276
Due to other related parties	529
Accrued expenses and other liabilities	14,694

Total liabilities	6,732,071

Net assets	$46,808,964

Net assets represented by
Paid-in capital	$47,258,123
Undistributed net investment income	38,821
Accumulated net realized losses on investments	(229,267)
Net unrealized losses on investments	(258,713)

Total net assets	$46,808,964

Net assets consists of
Class 1	$129,346
Class 2	46,679,618

Total net assets	$46,808,964

Shares outstanding (unlimited number of shares authorized)
Class 1	12,875
Class 2	4,644,149

Net asset value per share
Class 1	$10.05
Class 2	$10.05

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Interest	$1,644,790
Income from affiliate	114,959

Total investment income	1,759,749

Expenses
Advisory fee	123,797
Distribution Plan expenses	95,094
Administrative services fee	38,524
Transfer agent fees	151
Trustees' fees and expenses	996
Printing and postage expenses	22,653
Custodian and accounting fees	15,318
Professional fees	16,903
Other	700

Total expenses	314,136
Less: Expense reductions	(1,281)

Net expenses	312,855

Net investment income	1,446,894

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(101,662)
Net change in unrealized gains or losses on investments	(529,674)

Net realized and unrealized gains or losses on investments	(631,336)

Net increase in net assets resulting from operations	$815,558

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment income		$1,446,894		$851,421
Net realized gains or losses on
investments		(101,662)		209,249
Net change in unrealized gains or losses
on investments		(529,674)		(76,604)

Net increase in net assets resulting
from operations		815,558		984,066

Distributions to shareholders from
Net investment income
Class 1		(4,589)		(34,640)
Class 2		(1,479,642)		(907,224)
Net realized gains
Class 1		(340)		(4,770)
Class 2		(11,022)		(131,087)

Total distributions to shareholders		(1,495,593)		(1,077,721)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	1,745,501	17,935,574	1,446,287	14,907,374

Net asset value of shares issued in
reinvestment of distributions
Class 2	148,981	1,489,946	95,927	979,001

Payment for shares redeemed
Class 1	(87,125)	(900,000)	0	0
Class 2	(194,194)	(2,002,413)	(747,727)	(7,677,215)

		(2,902,413)		(7,677,215)

Net increase in net assets resulting from
capital share transactions		16,523,107		8,209,160

Total increase in net assets		15,843,072		8,115,505
Net assets
Beginning of period		30,965,892		22,850,387

End of period		$46,808,964		$30,965,892

Undistributed net investment income		$38,821		$1,711

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Core Bond Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and

19

NOTES TO FINANCIAL STATEMENTS continued

simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended December 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$ 74,447

Accumulated net realized losses on investments	(74,447)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the aggregate average daily net assets of the Fund and its retail counterpart. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee at the same rate but based only on the Fund's average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 70,824,429	$21,593,735	$60,443,067	$12,190,869

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $51,569,740. The gross unrealized appreciation and depreciation on securities based on tax cost was $285,477 and $561,409, respectively, with a net unrealized depreciation of $275,932.

As of December 31, 2005, the Fund had $35,457 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and will elect to defer post-October losses of $176,591.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Undistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$38,821	$275,932	$212,048

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2005	2004

Ordinary Income	$1,495,593	$ 992,974
Long-term Capital Gain	0	84,747

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and

22

NOTES TO FINANCIAL STATEMENTS continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

23

NOTES TO FINANCIAL STATEMENTS continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Core Bond Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Core Bond Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement with EIMC and its sub-advisory agreement with EIMC's affiliate, Tattersall Advisory Group, Inc ("Tattersall") (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the "Agreements"). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or Tattersall, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

26

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and Tattersall. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Tattersall formulate and implement an investment program for the Fund. They noted

27

ADDITIONAL INFORMATION (unaudited) continued

that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Fund had only been in operation a relatively short period of time and that the Fund's Class 1 and Class 2 shares had performed in the third and fourth quintiles, respectively, over the recently completed one-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares

28

ADDITIONAL INFORMATION (unaudited) continued

was below the median of fees paid by comparable funds, although the fees paid to EIMC for managing the Fund were at a higher rate than the fees paid by a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that due to the Fund's low asset base, economies of scale would not likely be achieved by EIMC in managing the Fund in the near future. The Trustees undertook to continue to review, in the future, whether breakpoints might be appropriate for the Fund in order to help the Fund realize economies of scale resulting from increases in asset size.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

This page left intentionally blank

30

This page left intentionally blank

31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564974 rv3  2/2006

Evergreen VA Fundamental Large Cap Fund

Evergreen

VA FUNDAMENTAL LARGE CAP FUND
FORMERLY, VA GROWTH AND INCOME FUND

Annual Report
as of December 31, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Fundamental Large Cap Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

Average annual return

1-year	9.01%	8.75%

5-year	2.86%	2.69%

Since portfolio inception	8.76%	8.67%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value ), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 and the Russell 1000 Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 9.01% for the twelve-month period ended December 31, 2005. During the same period, the Russell 1000 Value Index (Russell 1000 Value) returned 7.05% and the Standard & Poor’s 500 Index (S&P 500) returned 4.91%.

The fund’s index was changed from the Russell 1000 Value to the S&P 500 to more accurately reflect the investment style of the fund.

The fund seeks capital growth in the value of its shares and current income.

The fund outperformed the S&P 500 and the Russell 1000 Value during the twelve months ended December 31, 2005. While the fund’s overweight position in the energy sector, the best performing part of the market, helped support performance, we believe that overall stock selection was the primary reason for the fund’s strong results. It was a year in which the economy improved steadily and corporate profits grew regularly, while performance in the stock market tended to be modest. Investors worried about the impact of rising short-term interest rates, higher energy prices, and other issues, including hurricane damage in the Gulf Region. Much of the performance from the stock market came in the final weeks of the year as investors drew encouragement from the resilience of the economy and persistency of profit growth. The fund emphasized reasonably priced large-cap stocks of companies with strong cash flows and an ability to generate a positive return on capital.

Among the fund’s energy positions, investments that were significant contributors to performance included Schlumberger, the French-based oil services company, and integrated oil companies such as Exxon Mobil, ConocoPhillips, and Occidental Petroleum. Stock prices of each of these companies rose substantially with rising oil prices and increased exploration and production activities.

The fund also had excellent results in the information technology sector, where noteworthy contributors included: internet search leader Google; Corning, which manufactures communications equipment; and Motorola and Texas Instruments, both of which benefited from the introduction of new technologies in handset wireless communications. Other contributors included Chico’s FAS, a specialty retailer; Aetna, a leader in the HMO industry; and Legg Mason, a financial services company that acquired Citigroup’s asset management operations.

The fund did have some disappointments. We sold our position in Lexmark, the most significant single detractor from results. It suffered a decline in sales of its profitable ink cartridge business after revenues from the sale of its printers had fallen. Pharmaceutical giant Pfizer also held back results during a disappointing period for the pharmaceutical industry, which was hurt by pricing pressures on its product and the approaching expiration of patents for profitable products.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account changes assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,063.53	$4.00
Class 2	$ 1,000.00	$ 1,062.75	$5.30
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.32	$3.92
Class 2	$ 1,000.00	$ 1,020.06	$5.19

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.77% for Class 1 and 1.02% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.56	$ 15.34	$ 11.86	$ 14.19	$ 16.46

Income from investment operations
Net investment income (loss)	0.16	0.20	0.10	0.14	0.06
Net realized and unrealized gains or losses on investments	1.34	1.21	3.47	(2.33)	(2.07)

Total from investment operations	1.50	1.41	3.57	(2.19)	(2.01)

Distributions to shareholders from
Net investment income	(0.17)	(0.19)	(0.09)	(0.14)	(0.06)
Net realized gains	0	0	0	0[2]	(0.20)

Total distributions to shareholders	(0.17)	(0.19)	(0.09)	(0.14)	(0.26)

Net asset value, end of period	$ 17.89	$ 16.56	$ 15.34	$ 11.86	$ 14.19

Total return[3]	9.01%	9.21%	30.14%	(15.41%)	(12.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$127,059	$94,461	$94,239	$48,262	$66,619
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.79%	0.91%	0.99%	0.93%	0.95%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%	0.91%	0.99%	0.93%	0.95%
Net investment income (loss)	0.99%	1.23%	1.18%	1.10%	0.41%
Portfolio turnover rate	29%	80%	30%	76%	30%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Amount represents less than $0.005 per share.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.51	$ 15.30	$ 11.86	$12.29

Income from investment operations
Net investment income (loss)	0.13	0.17	0.11	0.08[2]
Net realized and unrealized gains or losses on investments	1.32	1.20	3.42	(0.37)

Total from investment operations	1.45	1.37	3.53	(0.29)

Distributions to shareholders from
Net investment income	(0.13)	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$ 17.83	$ 16.51	$ 15.30	$11.86

Total return[3]	8.75%	8.93%	29.77%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$57,360	$37,721	$24,131	$ 67
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.04%	1.16%	1.24%	1.21%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.04%	1.16%	1.24%	1.21%[4]
Net investment income (loss)	0.74%	1.02%	1.12%	1.65%[4]
Portfolio turnover rate	29%	80%	30%	76%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 10.2%
Internet & Catalog Retail 1.4%
Amazon.com, Inc. *	28,692	$1,352,828
eBay, Inc. *	28,849	1,247,719

		2,600,547

Media 2.7%
News Corp., Class A	62,851	977,333
Omnicom Group, Inc.	23,287	1,982,422
Time Warner, Inc.	63,213	1,102,435
Walt Disney Co. *	36,591	877,086

		4,939,276

Multi-line Retail 1.9%
J.C. Penney Co., Inc.	29,783	1,655,935
Nordstrom, Inc.	48,850	1,826,990

		3,482,925

Specialty Retail 3.0%
Best Buy Co., Inc.	43,013	1,870,205
Chico’s FAS, Inc. *	41,746	1,833,902
Lowe’s Cos.	28,399	1,893,077

		5,597,184

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc. *	32,000	1,066,880
NIKE, Inc., Class B	13,902	1,206,555

		2,273,435

CONSUMER STAPLES 8.7%
Beverages 1.6%
Diageo plc	63,939	925,921
Diageo plc, ADR	7,100	413,930
PepsiCo, Inc.	28,368	1,675,981

		3,015,832

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	35,246	1,041,872
Wal-Mart Stores, Inc.	68,198	3,191,666

		4,233,538

Food Products 0.6%
General Mills, Inc.	20,033	988,028

Household Products 2.3%
Colgate-Palmolive Co.	26,995	1,480,676
Procter & Gamble Co.	48,045	2,780,844

		4,261,520

Tobacco 1.9%
Altria Group, Inc.	46,969	3,509,524

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY 10.7%
Energy Equipment & Services 2.1%
Schlumberger, Ltd.	27,483	$2,669,973
Weatherford International, Ltd. *	34,568	1,251,362

		3,921,335

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	27,102	1,857,029
BP plc, ADR	40,365	2,592,240
ConocoPhillips	22,578	1,313,588
Exxon Mobil Corp.	111,454	6,260,371
Massey Energy Co.	17,227	652,387
Occidental Petroleum Corp.	13,383	1,069,034
Peabody Energy Corp.	9,746	803,265
XTO Energy, Inc.	29,254	1,285,421

		15,833,335

FINANCIALS 20.0%
Capital Markets 5.7%
Bank of New York Co.	46,662	1,486,185
Goldman Sachs Group, Inc.	13,946	1,781,044
Legg Mason, Inc.	13,309	1,592,954
Merrill Lynch & Co., Inc.	25,057	1,697,111
Morgan Stanley	23,053	1,308,027
State Street Corp.	28,584	1,584,697
T. Rowe Price Group, Inc.	14,486	1,043,426

		10,493,444

Commercial Banks 5.2%
Bank of America Corp.	85,963	3,967,192
U.S. Bancorp	65,322	1,952,475
Wells Fargo & Co.	39,157	2,460,234
Zions Bancorp	14,973	1,131,360

		9,511,261

Consumer Finance 1.3%
American Express Co.	27,604	1,420,502
Capital One Financial Corp.	10,982	948,845

		2,369,347

Diversified Financial Services 4.5%
Citigroup, Inc.	121,218	5,882,710
JPMorgan Chase & Co.	60,999	2,421,050

		8,303,760

Insurance 3.3%
American International Group, Inc.	31,269	2,133,484
Chubb Corp.	12,556	1,226,093
Hartford Financial Services Group, Inc.	17,182	1,475,762
Prudential Financial, Inc.	18,104	1,325,032

		6,160,371

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.2%
Biotechnology 1.9%
Amgen, Inc. *	15,456	$1,218,860
Biogen Idec, Inc. *	44,544	2,019,180
Genentech, Inc. *	3,646	337,255

		3,575,295

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	44,674	1,681,976
Medtronic, Inc.	33,305	1,917,369
Zimmer Holdings, Inc. *	20,416	1,376,855

		4,976,200

Health Care Providers & Services 3.6%
Aetna, Inc.	32,530	3,067,904
Caremark Rx, Inc. *	44,686	2,314,288
WellPoint, Inc. *	14,362	1,145,944

		6,528,136

Pharmaceuticals 6.0%
Abbott Laboratories	29,621	1,167,956
Johnson & Johnson	52,389	3,148,579
Novartis AG, ADR	16,411	861,249
Pfizer, Inc.	137,459	3,205,544
Teva Pharmaceutical Industries, Ltd., ADR	23,372	1,005,230
Wyeth	37,369	1,721,590

		11,110,148

INDUSTRIALS 9.8%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	30,430	1,936,261

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	19,927	1,497,514

Commercial Services & Supplies 0.5%
Cintas Corp.	22,921	943,887

Electrical Equipment 0.8%
Rockwell Automation, Inc.	23,589	1,395,525

Industrial Conglomerates 5.0%
General Electric Co.	192,004	6,729,741
Tyco International, Ltd.	84,070	2,426,260

		9,156,001

Machinery 1.7%
Deere & Co.	20,128	1,370,918
Pall Corp.	67,048	1,800,909

		3,171,827

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.8%
Communications Equipment 3.9%
Cisco Systems, Inc. *	70,742	$1,211,103
Corning, Inc. *	44,253	870,014
Motorola, Inc.	108,431	2,449,456
QUALCOMM, Inc.	63,230	2,723,949

		7,254,522

Computers & Peripherals 1.5%
Hewlett-Packard Co.	51,722	1,480,801
International Business Machines Corp.	16,174	1,329,502

		2,810,303

Internet Software & Services 1.3%
Google, Inc., Class A *	3,289	1,364,474
Yahoo!, Inc. *	24,365	954,621

		2,319,095

IT Services 1.0%
Accenture, Ltd., Class A *	66,594	1,922,569

Semiconductors & Semiconductor Equipment 3.8%
Altera Corp. *	130,629	2,420,556
Intel Corp.	58,819	1,468,122
Texas Instruments, Inc.	95,361	3,058,227

		6,946,905

Software 5.3%
Cadence Design Systems, Inc. *	71,882	1,216,243
Microsoft Corp.	189,105	4,945,096
Oracle Corp. *	296,988	3,626,224

		9,787,563

MATERIALS 3.0%
Chemicals 1.8%
Air Products & Chemicals, Inc.	26,586	1,573,625
Dow Chemical Co.	20,326	890,685
PPG Industries, Inc.	15,300	885,870

		3,350,180

Metals & Mining 0.6%
Phelps Dodge Corp.	7,378	1,061,473

Paper & Forest Products 0.6%
Weyerhaeuser Co.	15,761	1,045,585

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	42,674	1,045,086
Verizon Communications, Inc.	25,225	759,777

		1,804,863

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.7%
Alltel Corp.	23,133	$1,459,692
Sprint Nextel Corp.	75,743	1,769,357

		3,229,049

UTILITIES 2.2%
Electric Utilities 1.0%
DPL, Inc.	35,233	916,410
Exelon Corp.	17,403	924,796

		1,841,206

Independent Power Producers & Energy Traders 0.7%
TXU Corp.	24,122	1,210,683

Multi-Utilities 0.5%
PG&E Corp.	24,801	920,613

Total Common Stocks (cost $148,972,444)		181,290,065

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $3,344,975)	3,344,975	3,344,975

Total Investments (cost $152,317,419) 100.1%		184,635,040
Other Assets and Liabilities (0.1%)		(216,215)

Net Assets 100.0%		$184,418,825

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percent of total long-term investments by sector as of December 31, 2005:

Financials	20.4%
Information Technology	17.1%
Health Care	14.4%
Energy	10.9%
Consumer Discretionary	10.4%
Industrials	10.0%
Consumer Staples	8.8%
Materials	3.0%
Telecommunication Services	2.8%
Utilities	2.2%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $148,972,444)	$181,290,065
Investments in affiliated money market fund, at value (cost $3,344,975)	3,344,975

Total investments	184,635,040
Receivable for securities sold	43,397
Receivable for Fund shares sold	192,837
Dividends receivable	306,204

Total assets	185,177,478

Liabilities
Payable for securities purchased	696,172
Payable for Fund shares redeemed	18,228
Advisory fee payable	11,489
Distribution Plan expenses payable	1,576
Due to other related parties	2,069
Accrued expenses and other liabilities	29,119

Total liabilities	758,653

Net assets	$184,418,825

Net assets represented by
Paid-in capital	$172,022,461
Undistributed net investment income	7,082
Accumulated net realized losses on investments	(19,928,339)
Net unrealized gains on investments	32,317,621

Total net assets	$184,418,825

Net assets consists of
Class 1	$127,059,074
Class 2	57,359,751

Total net assets	$184,418,825

Shares outstanding (unlimited number of shares authorized)
Class 1	7,101,663
Class 2	3,216,704

Net asset value per share
Class 1	$17.89
Class 2	$17.83

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $14,402)	$2,935,525
Income from affiliate	73,315
Securities lending	93

Total investment income	3,008,933

Expenses
Advisory fee	1,026,831
Distribution Plan expenses	120,966
Administrative services fee	168,603
Transfer agent fees	613
Trustees’ fees and expenses	2,488
Printing and postage expenses	63,212
Custodian and accounting fees	51,432
Professional fees	22,756
Other	4,518

Total expenses	1,461,419
Less: Expense reductions	(2,676)
Expense reimbursements	(25)

Net expenses	1,458,718

Net investment income	1,550,215

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	8,596,028
Foreign currency related transactions	1,016

Net realized gains on investments	8,597,044
Net change in unrealized gains or losses on investments	7,801,178

Net realized and unrealized gains or losses on investments	16,398,222

Net increase in net assets resulting from operations	$17,948,437

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment income		$1,550,215		$1,461,385
Net realized gains on investments		8,597,044		4,636,048
Net change in unrealized gains or losses
on investments		7,801,178		4,899,636

Net increase in net assets resulting from
operations		17,948,437		10,997,069

Distributions to shareholders from
Net investment income
Class 1		(1,168,448)		(1,083,883)
Class 2		(395,842)		(346,848)

Total distributions to shareholders		(1,564,290)		(1,430,731)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	147,510	2,528,275	419,705	6,497,003
Class 2	614,110	10,556,709	796,841	12,317,211

		13,084,984		18,814,214

Net asset value of shares issued in
reinvestment of distributions
Class 1	64,062	1,168,448	66,252	1,083,883
Class 2	21,782	395,842	21,253	346,848

		1,564,290		1,430,731

Payment for shares redeemed
Class 1	(1,785,702)	(30,620,035)	(922,864)	(14,306,098)
Class 2	(194,751)	(3,339,796)	(109,940)	(1,692,279)

		(33,959,831)		(15,998,377)

Net asset value of shares issued in
acquisition
Class 1	2,970,634	47,368,592	0	0
Class 2	490,590	7,794,145	0	0

		55,162,737		0

Net increase in net assets resulting
from capital share transactions		35,852,180		4,246,568

Total increase in net assets		52,236,327		13,812,906
Net assets
Beginning of period		132,182,498		118,369,592

End of period	$ 184,418,825		$ 132,182,498

Undistributed net investment income		$7,082		$25,035

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the “Fund”) (formerly, Evergreen VA Growth and Income Fund) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions. During the year ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$ 12,009,879
Undistributed net investment income	(3,878)
Accumulated net realized losses on investments	(12,006,001)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net

18

NOTES TO FINANCIAL STATEMENTS continued

assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended Decmeber 31, 2005, EIMC reimbursed other expenses in the amount of $25.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2005, the Fund paid brokerage commissions of $30,377 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Fund at an exchange ratio of 0.76 and 0.76 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,717,470. The aggregate net assets of the Fund and Evergreen VA Fund immediately prior to the acquisition were $123,648,355 and $55,162,737, respectively. The aggregate net assets of the Fund immediately after the acquisition were $178,811,092.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $47,381,605 and $66,570,277, respectively, for the year ended December 31, 2005.

19

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $153,406,389. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,851,612 and $2,622,961, respectively, with a net unrealized appreciation of $31,228,651.

As of December 31, 2005, the Fund had $18,839,369 in capital loss carryovers for federal income tax purposes with $9,267,340 expiring in 2009 and $9,572,029 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 7,082	$ 31,228,651	$18,839,369

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $1,564,290 and $1,430,731 of ordinary income for the years ended December 31, 2005 and December 31, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

21

NOTES TO FINANCIAL STATEMENTS continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Fundamental Large Cap Fund (formerly Evergreen VA Growth and Income Fund), a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Fundamental Large Cap Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

23

ADDITIONAL INFORMATION (unaudited) continued

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continua-

24

ADDITIONAL INFORMATION (unaudited) continued

tion of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the

25

ADDITIONAL INFORMATION (unaudited) continued

Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and 2 shares of the Fund performed in the first quintile over the recently completed one-year period. Additionally, Class 1 shares performed in the first quintile over the recently completed three- and five-year periods. The Fund’s Class 2 shares have been offered for a relatively short period of time. The Trustees noted that the Fund’s performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe, although it had underperformed that other fund over certain periods and outperformed it in others.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that,

26

ADDITIONAL INFORMATION (unaudited) continued

from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and 2 shares was slightly below the median of fees paid by comparable funds, although the fees paid to EIMC for managing the Fund were at a higher rate than a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure, taking into account the assets of both the Fund and the Evergreen Fundamental Large Cap Fund. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

560858 rv3 2/2006

Evergreen VA Growth Fund

Evergreen

VA GROWTH FUND

Annual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Growth Fund, which covers the twelvemonth period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Theodore W. Price, CFA

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998
	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

Average annual return

1-year	6.52%	6.27%

5-year	2.83%	2.66%

Since portfolio inception	4.84%	4.73%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 6.52% for the twelve-month period ended December 31, 2005. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 4.15% .

The fund seeks long-term capital growth.

The fund outperformed the Russell 2000 Growth during 2005, a year of generally moderate returns from small company growth stocks. Small cap stocks were helped during 2005 by steady economic growth and rising corporate profitability, but investor enthusiasm was restrained by a series of concerns, including rising interest rates and higher energy prices. The fund maintained its disciplined focus on well-financed, smaller companies with reasonable stock valuations and healthy earnings growth. Stock selection in the information technology and health care sectors were the principal factors in the fund’s outperformance. Results were held back, however, by a few disappointing investments, including several stocks within the energy and consumer discretionary sectors.

Within the information technology sector, several stocks performed particularly well, including Trident, a semiconductor company which manufactures components for the fast-growing flat-screen television, high-definition television and computer monitor markets. Another strong performer was ATMI, which specializes in producing highly specialized chemicals and chemical-delivery systems for leading semiconductor manufacturers. Its products include an advanced system that uses copper, rather than the traditional aluminum, in its process. Another notable gainer among technology holdings was ValueClick. It helps companies place their advertisements before targeted audiences on the internet. ValueClick benefited from the rapid increase in internet advertising.

Within the health care sector, the fund had excellent results from several holdings, including Psychiatric Solutions, VCA Antech and Beverly Enterprises. Psychiatric Solutions provides behavioral health services to adolescents and children, while VCA Antech operates veterinary hospitals and diagnostic laboratories. Each had healthy earnings growth. Our investment in Beverly Enterprises, which operates skilled nursing homes for the elderly, supported performance early in the year when it was acquired by an investment group at a premium to its stock price. We have since sold our position in Beverly. Outside the information technology and health care sectors, one of the principal contributors was Alamosa Holdings, a wireless telecommunications provider that performed strongly throughout the year before being acquired by Sprint.

Our energy selections in general had good absolute performance, but they trailed the sector’s performance on the index. Also holding back results was our decision not to own Frontier Oil, an oil refiner which we regarded as too large to be considered for the fund although it was included in the benchmark. Refiners generally shot up in value as oil prices rose sharply. In addition, two holdings proved disappointing. Harvest Natural Resources is an exploration and production company with a heavy focus on operations in Venezuela. However, the government of Venezuela cut off payments to energy companies early in 2005, severely restricting its revenues during a time when other exploration and production companies were thriving. InterOil was indirectly affected by Harvest Natural Resources’ problems. It had significant operations in Indonesia and investors worried about its exposure should the Indonesian government follow the example of Venezuela. We have sold our positions in both companies. Also holding back results was our investment in Input/Output, which produces seismic instruments. We sold it after it announced an earnings shortfall. Within the consumer discretionary sector, the principal disappointment was Great Wolf Resorts, which operates family-oriented resort destinations. We also sold this holding after it reported below-expected earnings results.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,070.65	$ 4.75
Class 2	$ 1,000.00	$ 1,069.70	$ 6.05
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.62	$ 4.63
Class 2	$ 1,000.00	$ 1,019.36	$ 5.90

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class 1 and 1.16% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.80	$ 12.12	$ 8.72	$ 11.93	$ 15.71

Income from investment operations
Net investment income (loss)	(0.09)[2]	(0.09)	(0.08)[2]	(0.07)[2]	(0.06)
Net realized and unrealized gains or losses on investments	0.99	1.77	3.48	(3.14)	(1.42)

Total from investment operations	0.90	1.68	3.40	(3.21)	(1.48)

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)

Net asset value, end of period	$ 14.70	$ 13.80	$ 12.12	$ 8.72	$ 11.93

Total return[3]	6.52%	13.86%	38.99%	(26.91%)	(6.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$79,250	$24,221	$19,855	$14,095	$17,505
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.96%	1.00%	0.97%	0.90%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.96%	1.08%	1.15%	0.90%
Net investment income (loss)	(0.64%)	(0.74%)	(0.75%)	(0.69%)	(0.48%)
Portfolio turnover rate	142%	81%	118%	94%	99%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 13.72	$12.08	$ 8.71	$8.79

Income from investment operations
Net investment income (loss)	(0.12)[2]	(0.10)	(0.11)[2]	(0.03)[2]
Net realized and unrealized gains or losses on investments	0.98	1.74	3.48	(0.05)

Total from investment operations	0.86	1.64	3.37	(0.08)

Net asset value, end of period	$ 14.58	$13.72	$12.08	$8.71

Total return[3]	6.27%	13.58%	38.69%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,181	$4,960	$2,570	$ 264
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.21%	1.26%	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.21%	1.34%	1.23%[4]
Net investment income (loss)	(0.90%)	(0.99%)	(1.03%)	(0.87%)[4]
Portfolio turnover rate	142%	81%	118%	94%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005
	Shares	Value

COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 14.5%
Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	21,100	$ 750,316

Hotels, Restaurants & Leisure 5.0%
Gaylord Entertainment Co. *	14,400	627,696
P.F. Chang’s China Bistro, Inc. *	10,300	511,189
Penn National Gaming, Inc. *	29,560	974,002
Rare Hospitality International, Inc. *	21,760	661,286
Red Robin Gourmet Burgers, Inc. *	10,300	524,888
Shuffle Master, Inc. *	30,890	776,575
Texas Roadhouse, Inc., Class A *	32,000	497,600

		4,573,236

Internet & Catalog Retail 0.1%
Stamps.com, Inc. *	4,700	107,912

Leisure Equipment & Products 2.2%
MarineMax, Inc. *	22,600	713,482
Marvel Entertainment, Inc. *	39,061	639,819
SCP Pool Corp.	18,275	680,196

		2,033,497

Multi-line Retail 0.7%
Conn’s, Inc. *	18,000	663,660

Specialty Retail 4.0%
Cabela’s, Inc. *	20,300	336,980
Guitar Center, Inc. *	12,400	620,124
Hibbett Sporting Goods, Inc. *	24,080	685,798
Jos. A. Bank Clothiers, Inc. *	13,200	573,012
Monro Muffler Brake, Inc.	18,750	568,500
Stage Stores, Inc.	31,078	925,503

		3,709,917

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc. *	13,700	806,245
Warnaco Group, Inc. *	26,417	705,862

		1,512,107

CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.6%
Central European Distribution Corp. *	16,600	666,324
United Natural Foods, Inc. *	29,200	770,880

		1,437,204

Personal Products 0.5%
Chattem, Inc. *	13,600	494,904

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
ENERGY 8.7%
Energy Equipment & Services 7.0%
Basic Energy Services, Inc. *	23,200	$ 462,840
Core Laboratories NV *	18,393	687,163
Grey Wolf, Inc. *	84,632	654,205
Oceaneering International, Inc. *	8,962	446,128
Pioneer Drilling Co. *	29,200	523,556
Superior Energy Services, Inc. *	45,792	963,922
Tetra Technologies, Inc. *	12,100	369,292
TODCO	11,100	422,466
Unit Corp. *	21,932	1,206,918
Universal Compression Holdings, Inc. *	18,600	764,832

		6,501,322

Oil, Gas & Consumable Fuels 1.7%
Bois D’Arc Energy, Inc. *	35,600	564,616
Brigham Exploration Co. *	38,800	460,168
Comstock Resources, Inc. *	18,094	552,048

		1,576,832

FINANCIALS 5.3%
Commercial Banks 2.6%
Boston Private Financial Holdings, Inc.	21,050	640,341
Sterling Bancshares, Inc.	14,300	220,792
SVB Financial Group *	11,920	558,333
Texas Capital Bancshares, Inc. *	23,100	517,671
United Community Banks, Inc.	15,500	413,230

		2,350,367

Consumer Finance 0.6%
Asta Funding, Inc.	20,962	573,101

Insurance 2.1%
Argonaut Group, Inc. *	30,259	991,587
HCC Insurance Holdings, Inc.	31,804	943,943

		1,935,530

HEALTH CARE 20.0%
Biotechnology 3.8%
Alkermes, Inc. *	16,400	313,568
Arena Pharmaceuticals, Inc. *	20,000	284,400
CV Therapeutics, Inc. *	10,400	257,192
ICOS Corp. *	10,000	276,300
Myogen, Inc. *	10,500	316,680
Nektar Therapeutics *	32,200	530,012
Onyx Pharmaceuticals, Inc. *	9,900	284,724
Protein Design Labs, Inc. *	30,800	875,336
Serologicals Corp. *	20,786	410,316

		3,548,528

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.4%
American Medical Systems Holdings, Inc. *	27,880	$ 497,101
ArthroCare Corp. *	19,700	830,158
Cytyc Corp. *	24,400	688,812
Hologic, Inc. *	15,000	568,800
Immucor, Inc. *	29,400	686,784
Kyphon, Inc. *	13,500	551,205
Meridian Bioscience, Inc.	19,300	388,702
NeuroMetrix, Inc. *	4,700	128,216
ResMed, Inc. *	18,100	693,411
Respironics, Inc. *	22,918	849,570

		5,882,759

Health Care Providers & Services 8.4%
Allscripts Heathcare Solutions, Inc. *	20,000	268,000
Amedisys, Inc. *	17,500	739,200
Centene Corp. *	29,800	783,442
Cross Country Healthcare, Inc. *	31,100	552,958
LCA-Vision, Inc.	11,100	527,361
Pediatrix Medical Group, Inc. *	11,108	983,835
PSS World Medical, Inc. *	53,700	796,908
Psychiatric Solutions, Inc. *	11,961	702,589
Symbion, Inc. *	28,900	664,700
United Surgical Partners International, Inc. *	17,185	552,498
VCA Antech, Inc. *	25,945	731,649
Ventiv Health, Inc. *	19,600	462,952

		7,766,092

Pharmaceuticals 1.4%
Cardiome Pharma Corp. *	53,400	539,340
Medicines Co. *	14,400	251,280
Salix Pharmaceuticals, Ltd. *	29,600	520,368

		1,310,988

INDUSTRIALS 13.5%
Aerospace & Defense 2.7%
ARGON ST, Inc. *	29,218	905,174
Aviall, Inc. *	13,000	374,400
Essex Corp. *	39,867	679,732
K&F Industries Holdings, Inc. *	35,700	548,352

		2,507,658

Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	2,340	217,245

Airlines 0.5%
AirTran Holdings, Inc. *	30,400	487,312

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.0%
Advisory Board Co. *	14,400	$ 686,448
Corrections Corporation of America *	8,695	391,014
Kforce, Inc. *	61,500	686,340
Resources Connection, Inc. *	16,900	440,414
Stericycle, Inc. *	9,950	585,856

		2,790,072

Electrical Equipment 0.5%
Power-One, Inc. *	83,550	502,971

Machinery 4.0%
A.S.V., Inc. *	15,800	394,684
ESCO Technologies, Inc. *	10,600	471,594
IDEX Corp.	17,000	698,870
Manitowoc Co.	19,400	974,268
Oshkosh Truck Corp.	25,232	1,125,095

		3,664,511

Road & Rail 1.4%
Heartland Express, Inc.	16,300	330,727
Landstar System, Inc.	4,800	200,352
Old Dominion Freight Line, Inc. *	10,319	278,407
Werner Enterprises, Inc.	22,400	441,280

		1,250,766

Trading Companies & Distributors 1.2%
Hughes Supply, Inc.	15,194	544,705
Interline Brands, Inc. *	24,191	550,345

		1,095,050

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 2.4%
Blue Coat Systems, Inc. *	4,300	196,596
Comtech Telecommunications Corp. *	12,100	369,534
Powerwave Technologies, Inc. *	86,400	1,086,048
Tekelec *	42,646	592,779

		2,244,957

Computers & Peripherals 0.9%
M-Systems Flash Disk Pioneers, Ltd. *	11,800	390,816
Stratasys, Inc. *	18,323	458,258

		849,074

Electronic Equipment & Instruments 0.7%
Benchmark Electronics, Inc. *	11,448	384,996
Trimble Navigation, Ltd. *	5,800	205,842

		590,838

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 5.0%
Digitas, Inc. *	40,100	$ 502,052
Equinix, Inc. *	27,978	1,140,383
Interwoven, Inc. *	58,268	493,530
LivePerson, Inc. *	70,000	392,700
NIC, Inc. *	112,111	690,604
ValueClick, Inc. *	55,400	1,003,294
WebSideStory, Inc. *	22,500	407,925

		4,630,488

IT Services 3.4%
CACI International, Inc., Class A *	7,500	430,350
eFunds Corp. *	25,800	604,752
Euronet Worldwide, Inc. *	35,100	975,780
Gevity HR, Inc.	16,900	434,668
MPS Group, Inc. *	48,750	666,413

		3,111,963

Semiconductors & Semiconductor Equipment 7.4%
Advanced Energy Industries, Inc. *	52,800	624,624
ATMI, Inc. *	41,061	1,148,476
August Technology Corp. *	57,958	636,959
Exar Corp. *	73,050	914,586
PDF Solutions, Inc. *	42,400	689,000
Power Integrations, Inc. *	25,700	611,917
Rudolph Technologies, Inc. *	32,600	419,888
Semtech Corp. *	26,400	482,064
Supertex, Inc. *	3,700	163,725
Trident Microsystems, Inc. *	45,346	816,228
Zoran Corp. *	20,800	337,168

		6,844,635

Software 7.1%
Agile Software Corp. *	104,624	625,652
Blackboard, Inc. *	16,700	483,966
Bottomline Technologies, Inc. *	39,900	439,698
Concur Technologies, Inc. *	49,564	638,880
Jack Henry & Associates, Inc.	37,800	721,224
Kronos, Inc. *	11,600	485,576
Micros Systems, Inc. *	16,600	802,112
Moldflow Corp. *	50,200	699,788
Open Solutions, Inc. *	24,600	563,832
Quality Systems, Inc.	5,920	454,419
RSA Security, Inc. *	23,900	268,397
Take-Two Interactive Software, Inc. *	22,800	403,560

		6,587,104

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.4%
Chemicals 0.8%
Cytec Industries, Inc.	15,800	$ 752,554

Construction Materials 0.7%
Headwaters, Inc. *	16,704	591,990

Metals & Mining 0.9%
AMCOL International Corp.	41,928	860,362

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
SBA Communcations Corp. *	53,100	950,490

Total Common Stocks (cost $76,335,621)		87,258,312

SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
Evergreen Institutional Money Market Fund ø (cost $5,548,089)	5,548,089	5,548,089

Total Investments (cost $81,883,710) 100.4%		92,806,401
Other Assets and Liabilities (0.4%)		(376,010)

Net Assets 100.0%		$ 92,430,391

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of December 31, 2005:

Information Technology	28.5%
Health Care	21.2%
Consumer Discretionary	15.3%
Industrials	14.3%
Energy	9.3%
Financials	5.6%
Materials	2.5%
Consumer Staples	2.2%
Telecommunication Services	1.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $76,335,621)	$ 87,258,312
Investments in affiliated money market fund, at value (cost $5,548,089)	5,548,089

Total investments	92,806,401
Receivable for securities sold	292,673
Receivable for Fund shares sold	34,366
Dividends receivable	26,864
Prepaid expenses and other assets	1,341

Total assets	93,161,645

Liabilities
Payable for securities purchased	605,350
Payable for Fund shares redeemed	101,464
Advisory fee payable	7,089
Distribution Plan expenses payable	362
Due to other related parties	1,173
Accrued expenses and other liabilities	15,816

Total liabilities	731,254

Net assets	$ 92,430,391

Net assets represented by
Paid-in capital	$ 76,941,059
Undistributed net investment loss	(671)
Accumulated net realized gains on investments	4,567,312
Net unrealized gains on investments	10,922,691

Total net assets	$ 92,430,391

Net assets consists of
Class 1	$ 79,249,539
Class 2	13,180,852

Total net assets	$ 92,430,391

Shares outstanding (unlimited number of shares authorized)
Class 1	5,389,607
Class 2	904,285

Net asset value per share
Class 1	$ 14.70
Class 2	$ 14.58

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $160)	$ 114,600
Income from affiliate	78,412

Total investment income	193,012

Expenses
Advisory fee	490,744
Distribution Plan expenses	23,902
Administrative services fee	70,099
Transfer agent fees	376
Trustees’ fees and expenses	1,251
Printing and postage expenses	29,377
Custodian and accounting fees	24,931
Professional fees	23,309
Other	7,896

Total expenses	671,885
Less: Expense reductions	(1,129)

Net expenses	670,756

Net investment loss	(477,744)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	10,361,698
Net change in unrealized gains or losses on investments	1,378,724

Net realized and unrealized gains or losses on investments	11,740,422

Net increase in net assets resulting from operations	$ 11,262,678

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment loss	$ (477,744)		$ (191,532)
Net realized gains on investments		10,361,698		1,791,471
Net change in unrealized gains or
losses on investments		1,378,724		1,889,987

Net increase in net assets resulting
from operations		11,262,678		3,489,926

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	506,624	7,250,121	424,899	5,222,439
Class 2	212,097	2,922,165	172,437	2,133,813

		10,172,286		7,356,252

Payment for shares redeemed
Class 1	(1,102,558)	(15,003,945)	(307,849)	(3,803,765)
Class 2	(43,637)	(597,100)	(23,639)	(286,099)

		(15,601,045)		(4,089,864)

Net asset value of shares issued in
acquisition
Class 1	4,230,770	52,778,753	0	0
Class 2	374,264	4,636,811	0	0

		57,415,564		0

Net increase in net assets resulting from
capital share transactions		51,986,805		3,266,388

Total increase in net assets		63,249,483		6,756,314
Net assets
Beginning of period		29,180,908		22,424,594

End of period	$ 92,430,391		$ 29,180,908

Undistributed net investment loss	$ (671)		$ (124)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

18

NOTES TO FINANCIAL STATEMENTS continued

operating losses and certain capital loss carryovers assumed as a result of acquisitions. During the year ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$ 4,447,782
Undistributed net investment loss	477,197
Accumulated net realized gains on investments	(4,924,979)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2005, the Fund paid brokerage commissions of $336 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Special Equity Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares

19

NOTES TO FINANCIAL STATEMENTS continued

were issued to Class 1 and Class 2 shares of Evergreen VA Special Equity Fund at an exchange ratio of 0.82 and 0.82 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,868,148. The aggregate net assets of the Fund and Evergreen VA Special Equity Fund immediately prior to the acquisition were $25,309,085 and $57,415,564, respectively. The aggregate net assets of the Fund immediately after the acquisition were $82,724,649.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $95,408,710 and $101,683,984, respectively, for the year ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $82,032,098. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,593,372 and $1,819,069, respectively, with a net unrealized appreciation of $10,774,303.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Loss	Capital Gain	Appreciation

$ 671	$ 4,715,700	$ 10,774,303

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the

20

NOTES TO FINANCIAL STATEMENTS continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

21

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Growth Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Growth Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the

25

ADDITIONAL INFORMATION (unaudited) continued

Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and Class 2 shares of the Fund performed in the third quintile over the recently completed one-year period, although the Fund’s Class 2 shares had only been in operation a relatively short period of time. Additionally, the Trustees noted that the Class 1 shares performed in the third quintile over the recently completed three-year period and in the second quintile over the recently completed five-year period. The Trustees noted that the Fund’s performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe, although it had underper-formed that other fund over certain periods and outperformed it in others.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that,

26

ADDITIONAL INFORMATION (unaudited) continued

from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares was at the median of fees paid by comparable funds and at the same rate as a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure, taking into account the assets of both the Fund and the Evergreen Growth Fund. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

560859 rv3 2/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

560859 rv3 2/2006

Evergreen VA High Income Fund

Evergreen

VA HIGH INCOME FUND

Annual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA High Income Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Dana Erikson, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999
	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

Average annual return

1-year	1.48%	1.15%

5-year	9.04%	8.82%

Since portfolio inception	7.81%	7.65%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 1.48% for the twelve-month period ended December 31, 2005. During the same period, the Merrill Lynch High Yield Master Index† (MLHYMI) returned 2.83% .

The fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

Despite steady economic growth and improving corporate profitability, the domestic high yield market produced generally modest, but positive, results during 2005. Early in the year, investors worried about the impact that the Federal Reserve’s monetary tightening policy might have on the health of the economy. Adding to these concerns was the worsening financial health of automotive giants General Motors (“GM”) and Ford. The debt ratings of both companies were downgraded from investment grade to high yield, and investors worried particularly about the ability of the high yield market to absorb the large amount of debt issued by GM. Although the high yield market recovered somewhat during the summer months, fears about the economy returned late in the period because of the potential impact of high energy prices as well as the continuing concern about rising short-term interest rates.

Over the year, we slightly increased the overall credit quality of the portfolio because of our concerns about rising interest rates and higher energy costs and the effect they could have on the economy, particularly in the consumer sectors. We also placed greater emphasis on bonds of companies in more defensive sectors, including energy and utilities, while reducing our exposure to more cyclical sectors. In addition, we looked for opportunities to benefit from increased merger and acquisition activity, to potentially help the performance of bonds of companies being acquired.

Aiding performance was the underweight position in the automotive industry, which lagged other industries because of the financial problems of GM and Ford and because of worries that consumer spending might slow. In addition, the emphasis on gaming and theater companies helped performance, as these entertainment industries seemed to be less susceptible to the pressures on consumer spending than other industries. Our focus on potential merger and acquisition candidates also supported results. Texas Genco, an independent power producing company based in Texas, was acquired during the period, boosting the performance of its bonds. In the wireless telecommunications industry our position in Rural Cellular performed very well, based on the company’s improving financial position.

The telecommunications sector was one of the strongest parts of the high yield market, and our underweighting of this area hurt performance relative to the benchmark. We did not own any bonds of AT&T, which eventually were upgraded from high yield to investment grade as AT&T was acquired by SBC Communications. Similarly, we were underweighted in bonds of Qwest Communications International, which performed well after a corporate restructuring improved the company’s financial results. Individual holdings that detracted from results included positions in Calpine. Calpine is a California utility company that was hurt by rising natural gas prices as well as a bondholder lawsuit. Also, Inn of the Mountain Gods, a company operating casinos on Native American reservations, failed to meet earnings projections.

The fund's investment objective is nonfundamental and may be changed without a vote of the fund's shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,013.70	$ 3.96
Class 2	$ 1,000.00	$ 1,011.35	$ 5.22
Hypothetical
(5% return before
expenses)
Class 1	$ 1,000.00	$ 1,021.27	$ 3.97
Class 2	$ 1,000.00	$ 1,020.01	$ 5.24

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.78% for Class 1 and 1.03% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.76	$ 10.45	$ 9.93	$ 9.52	$ 9.37

Income from investment operations
Net investment income (loss)	0.80	0.72	0.83[2]	0.27	0.81
Net realized and unrealized gains or losses on investments	(0.64)	0.19	0.98	0.41	0.15

Total from investment operations	0.16	0.91	1.81	0.68	0.96

Distributions to shareholders from net investment income	(0.65)	(0.60)	(1.29)	(0.27)	(0.81)

Net asset value, end of period	$ 10.27	$ 10.76	$ 10.45	$ 9.93	$ 9.52

Total return[3]	1.48%	8.69%	18.26%	7.15%	10.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,598	$11,736	$11,485	$26,222	$5,310
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.78%	0.99%	0.98%	1.00%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.78%	1.00%	0.98%	1.31%	1.22%
Net investment income (loss)	6.79%	6.60%	7.76%	7.93%	8.49%
Portfolio turnover rate	67%	65%	77%	87%	131%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.73	$ 10.43	$ 9.91	$9.77

Income from investment operations
Net investment income (loss)	0.74	0.68[2]	0.80[2]	0.15
Net realized and unrealized gains or losses on investments	(0.62)	0.19	0.99	0.26

Total from investment operations	0.12	0.87	1.79	0.41

Distributions to shareholders from net investment income	(0.62)	(0.57)	(1.27)	(0.27)

Net asset value, end of period	$ 10.23	$ 10.73	$10.43	$9.91

Total return[3]	1.15%	8.39%	18.11%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,770	$16,698	$7,804	$ 965
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.24%	1.25%	1.27%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.25%	1.25%	1.27%[4]
Net investment income (loss)	6.55%	6.31%	7.39%	7.63%[4]
Portfolio turnover rate	67%	65%	77%	87%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company’s separate account.
4 Annualized
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS 83.0%
CONSUMER DISCRETIONARY 24.4%
Auto Components 1.2%
Accuride Corp., 8.50%, 02/01/2015	$ 200,000	$ 198,000
HLI Operating Co., Inc., 10.50%, 06/15/2010	90,000	74,025
Tenneco Automotive, Inc., 8.625%, 11/15/2014	195,000	185,250

		457,275

Diversified Consumer Services 2.2%
Carriage Services, Inc., 7.875%, 01/15/2015	175,000	178,937
Service Corporation International:
6.75%, 04/01/2016	60,000	58,800
7.00%, 06/15/2017 144A	400,000	399,000
7.70%, 04/15/2009	175,000	184,625

		821,362

Hotels, Restaurants & Leisure 6.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	213,000
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	166,431
Herbst Gaming, Inc., 7.00%, 11/15/2014	125,000	125,000
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	99,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	147,000
La Quinta Corp., 8.875%, 03/15/2011	325,000	354,656
Las Vegas Sands Corp., 6.375%, 02/15/2015	200,000	193,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	350,000	374,938
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	96,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	268,125
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	76,125
6.875%, 03/01/2016	200,000	205,500

		2,319,775

Household Durables 1.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014	125,000	105,938
Jarden Corp., 9.75%, 05/01/2012	400,000	414,000
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	68,625

		588,563

Leisure Equipment & Products 0.1%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	30,000	27,975

Media 7.9%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	172,375
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	200,000	188,000
CCO Holdings, LLC, 8.75%, 11/15/2013	175,000	167,562
Cinemark USA, Inc., 9.00%, 02/01/2013	250,000	265,625
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,000
Dex Media East, LLC, 9.875%, 11/15/2009	375,000	407,344
Dex Media West, LLC, 5.875%, 11/15/2011	75,000	75,844

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Emmis Communications Corp., FRN, 10.37%, 06/15/2012	$ 100,000	$ 100,875
Houghton Mifflin Co.:
8.25%, 02/01/2011	400,000	415,000
Sr. Disc. Note, Step Bond, 11.50%, 10/15/2013 †	200,000	158,000
Mediacom Communications Corp., 9.50%, 01/15/2013	375,000	367,969
Paxson Communications Corp., 10.78%, 01/15/2013 144A	250,000	241,562
PRIMEDIA, Inc., 8.875%, 05/15/2011	85,000	78,838
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	200,000	207,000

		2,945,994

Multi-line Retail 1.7%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	400,000	422,477
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A	200,000	204,250

		626,727

Specialty Retail 2.7%
FTD, Inc., 7.75%, 02/15/2014	243,000	241,785
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	315,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011 (h)	50,000	54,375
United Auto Group, Inc., 9.625%, 03/15/2012	395,000	417,712

		1,028,872

Textiles, Apparel & Luxury Goods 0.8%
Levi Strauss & Co., 9.75%, 01/15/2015	200,000	209,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	81,188

		290,188

CONSUMER STAPLES 3.2%
Food & Staples Retailing 0.6%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	200,000	207,000

Food Products 0.7%
Del Monte Foods Co.:
6.75%, 02/15/2015	100,000	98,000
8.625%, 12/15/2012	100,000	106,750
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	61,800

		266,550

Personal Products 1.2%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	253,750
Playtex Products, Inc., 8.00%, 03/01/2011	200,000	214,000

		467,750

Tobacco 0.7%
Commonwealth Brands, Inc., 4.44%, 12/01/2035	250,000	250,000

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 11.0%
Energy Equipment & Services 1.7%
Dresser, Inc., 9.375%, 04/15/2011	$ 250,000	$ 264,375
GulfMark Offshore, Inc., 7.75%, 07/15/2014	75,000	78,375
Hornbeck Offshore Services, Inc.:
6.125%, 12/01/2014 144A	140,000	137,200
Ser. B, 6.125%, 12/01/2014	35,000	34,300
Parker Drilling Co., 9.625%, 10/01/2013	70,000	78,488
SESI, LLC, 8.875%, 05/15/2011	50,000	52,625

		645,363

Oil, Gas & Consumable Fuels 9.3%
Chesapeake Energy Corp.:
6.375%, 06/15/2015	100,000	100,500
6.875%, 01/15/2016	400,000	412,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	165,000	159,225
El Paso Corp., 7.875%, 06/15/2012	450,000	465,750
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	208,500
Encore Acquisition Co., 6.25%, 04/15/2014	300,000	286,500
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	127,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	106,250
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	195,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	433,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	100,000	111,517
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	103,000
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	203,000
Williams Cos.:
7.50%, 01/15/2031	125,000	130,000
8.125%, 03/15/2012	400,000	438,000

		3,480,492

FINANCIALS 7.3%
Consumer Finance 2.8%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	450,000	400,657
6.125%, 09/15/2006	350,000	340,030
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	145,875
Triad Financial Corp., 11.125%, 05/01/2013 144A	150,000	149,250

		1,035,812

Diversified Financial Services 1.2%
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	450,000	456,750

Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	185,500

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.8%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	$ 150,000	$ 158,625
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	100,000	103,375
7.00%, 04/01/2014	25,000	25,219
7.00%, 04/01/2014 144A	250,000	252,187
7.00%, 01/15/2016 144A	150,000	149,438
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	173,250
Ventas, Inc., REIT, 6.50%, 06/01/2016 144A	200,000	202,000

		1,064,094

HEALTH CARE 3.0%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	182,000

Health Care Providers & Services 2.5%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	400,000	393,000
HCA, Inc., 6.375%, 01/15/2015	400,000	406,334
Select Medical Corp., 7.625%, 02/01/2015	150,000	145,125

		944,459

INDUSTRIALS 4.9%
Aerospace & Defense 1.4%
Aviall, Inc., 7.625%, 07/01/2011	425,000	437,750
Moog, Inc., 6.25%, 01/15/2015	90,000	89,100

		526,850

Commercial Services & Supplies 1.1%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	200,000	190,500
6.375%, 04/15/2011	25,000	24,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	175,000	191,625

		406,625

Machinery 2.0%
Case New Holland, Inc., 9.25%, 08/01/2011	365,000	392,375
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	180,000	178,650
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A (h)	70,000	67,900
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	93,000	96,255

		735,180

Marine 0.4%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	162,337

INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.5%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	175,000	187,250

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 1.4%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	$ 400,000	$ 416,000
10.25%, 08/15/2015 144A	100,000	100,500

		516,500

Software 0.6%
UGS Corp., 10.00%, 06/01/2012	200,000	219,000

MATERIALS 11.0%
Chemicals 2.9%
Ethyl Corp., 8.875%, 05/01/2010	30,000	31,575
Huntsman International, LLC, 11.50%, 07/15/2012	165,000	187,687
Lyondell Chemical Co.:
9.50%, 12/15/2008	59,000	62,098
10.50%, 06/01/2013	375,000	427,969
PQ Corp., 7.50%, 02/15/2013 144A	150,000	140,250
Tronox Worldwide, LLC, 9.50%, 12/01/2012 144A	250,000	256,250

		1,105,829

Containers & Packaging 2.9%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	325,000	338,000
Crown Holdings, Inc., 8.00%, 04/15/2023	125,000	120,625
Graphic Packaging International, Inc., 8.50%, 08/15/2011	125,000	125,937
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	500,000	487,500

		1,072,062

Metals & Mining 3.2%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	210,000	218,137
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	420,000	426,300
10.125%, 02/01/2010	90,000	99,338
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	188,125
United States Steel Corp., 10.75%, 08/01/2008	231,000	256,410

		1,188,310

Paper & Forest Products 2.0%
Boise Cascade, LLC:
7.03%, 10/15/2012	75,000	73,500
7.125%, 10/15/2014	70,000	65,625
Bowater, Inc., 6.50%, 06/15/2013	150,000	135,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	175,875
Georgia Pacific Corp., 8.125%, 05/15/2011	300,000	301,875

		751,875

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 3.3%
Citizens Communications Co., 6.25%, 01/15/2013	$ 350,000	$ 340,375
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	121,980
Insight Midwest LP, 9.75%, 10/01/2009	400,000	413,000
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	200,000	200,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	150,000	162,375

		1,238,230

Wireless Telecommunication Services 3.5%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	65,000	70,606
Centennial Communications Corp.:
8.125%, 02/01/2014	150,000	153,000
10.00%, 01/01/2013 144A	200,000	203,000
Dobson Communications Corp., 8.875%, 10/01/2013	300,000	300,750
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	144,062
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	21,200
9.75%, 01/15/2010	225,000	228,375
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,438
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	84,750

		1,289,181

UTILITIES 8.9%
Electric Utilities 2.7%
Edison Mission Energy, 10.00%, 08/15/2008	200,000	220,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	450,000	394,875
9.50%, 07/15/2013	400,000	403,000

		1,017,875

Gas Utilities 1.1%
SEMCO Energy, Inc., 7.75%, 05/15/2013	400,000	421,411

Independent Power Producers & Energy Traders 5.1%
AES Corp., 7.75%, 03/01/2014	390,000	410,962
Dynegy, Inc., 10.125%, 07/15/2013 144A	400,000	454,000
Mirant Corp., 7.375%, 12/31/2013 144A	275,000	279,469
NRG Energy, Inc., 8.00%, 12/15/2013	185,000	207,200
Tenaska, Inc., 7.00%, 06/30/2021 144A	99,664	100,764
Texas Genco, Inc., 6.875%, 12/15/2014 144A	400,000	435,000

		1,887,395

Total Corporate Bonds (cost $30,911,888)		31,018,411

YANKEE OBLIGATIONS - CORPORATE 7.1%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010	400,000	414,000

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

December 31, 2005	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	$ 300,000	$ 276,000

FINANCIALS 0.3%
Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	117,500

INDUSTRIALS 0.1%
Transportation Infrastructure 0.1%
Sea Containers, Ltd., 10.50%, 05/15/2012	30,000	29,700

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment & Instruments 1.4%
Celestica, Inc.:
7.625%, 07/01/2013	400,000	396,500
7.875%, 07/01/2011	115,000	116,438

		512,938

MATERIALS 1.5%
Chemicals 0.5%
Nova Chemicals Corp., 6.50%, 01/15/2012	200,000	194,750

Metals & Mining 1.0%
Novelis, Inc., 7.25%, 02/15/2015 144A	400,000	375,000

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.5%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	180,000

Wireless Telecommunication Services 1.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	410,000	413,075
7.50%, 03/15/2015	75,000	81,375
9.625%, 05/01/2011	60,000	69,300

		563,750

Total Yankee Obligations - Corporate (cost $2,713,255)		2,663,638

	Shares	Value

COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp. *	18,880	133,293

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	1,613

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

December 31, 2005
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois, Inc.	1,600	$ 33,664

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Dobson Communications Corp.	5,500	41,250

Total Common Stocks (cost $711,795)		209,820

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 + • (cost $200,000)	$ 200,000	18,000

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/3/2006 144A *	335	23

Media 0.0%
Metricom, Inc., Expiring 02/15/2010 (h) * +	50	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 (h)* +	100	0

Total Warrants (cost $322,175)		23

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund ø (cost $2,221,056)	2,221,056	2,221,056

Total Investments (cost $37,080,169) 96.7%		36,130,948
Other Assets and Liabilities 3.3%		1,237,007

Net Assets 100.0%		$ 37,367,955

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued
December 31, 2005

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2005 (unaudited):

AAA	6.9%
BBB	1.7%
BB	26.0%
B	58.9%
CCC	5.8%
NR	0.7%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of December 31, 2005 (unaudited):

Less than 1 year	7.8%
1 to 3 year(s)	4.5%
3 to 5 years	11.7%
5 to 10 years	69.1%
10 to 20 years	5.5%
20 to 30 years	1.4%

100.0%

See Notes to Financial Statements
17

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $34,859,113)	$ 33,909,892
Investments in affiliated money market fund, at value (cost $2,221,056)	2,221,056

Total investments	36,130,948
Receivable for securities sold	472,435
Receivable for Fund shares sold	28,854
Interest receivable	751,125
Prepaid expenses and other assets	3,071

Total assets	37,386,433

Liabilities
Payable for Fund shares redeemed	1,145
Advisory fee payable	2,042
Distribution Plan expenses payable	731
Due to other related parties	421
Accrued expenses and other liabilities	14,139

Total liabilities	18,478

Net assets	$ 37,367,955

Net assets represented by
Paid-in capital	$ 48,158,907
Undistributed net investment income	3,920
Accumulated net realized losses on investments	(9,845,651)
Net unrealized losses on investments	(949,221)

Total net assets	$ 37,367,955

Net assets consists of
Class 1	$ 10,597,964
Class 2	26,769,991

Total net assets	$ 37,367,955

Shares outstanding (unlimited number of shares authorized)
Class 1	1,032,247
Class 2	2,615,585

Net asset value per share
Class 1	$ 10.27
Class 2	$ 10.23

See Notes to Financial Statements
18

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Interest (net of foreign withholding taxes of $228)	$ 2,355,779
Income from affiliate	78,132

Total investment income	2,433,911

Expenses
Advisory fee	160,658
Distribution Plan expenses	52,662
Administrative services fee	31,997
Transfer agent fees	814
Trustees’ fees and expenses	3,411
Printing and postage expenses	22,473
Custodian and accounting fees	11,362
Professional fees	18,639
Other	692

Total expenses	302,708
Less: Expense reductions	(949)

Net expenses	301,759

Net investment income	2,132,152

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(269,115)
Net change in unrealized gains or losses on investments	(1,422,614)

Net realized and unrealized gains or losses on investments	(1,691,729)

Net increase in net assets resulting from operations	$ 440,423

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment income	$ 2,132,152		$ 1,498,738
Net realized gains or losses on
investments		(269,115)		584,068
Net change in unrealized gains or
losses on investments		(1,422,614)		(94,312)

Net increase in net assets resulting
from operations		440,423		1,988,494

Distributions to shareholders from
Net investment income
Class 1		(631,103)		(616,317)
Class 2		(1,488,494)		(827,092)

Total distributions to shareholders		(2,119,597)		(1,443,409)

	Shares		Shares
Capital share transactions
Class 1	32,107	346,223	74,474	796,673
Class 2	1,002,955	10,726,229	775,217	8,337,753

		11,072,452		9,134,426

Net asset value of shares issued in
reinvestment of distributions
Class 1	61,681	631,103	57,385	616,317
Class 2	145,966	1,488,494	77,226	827,092

		2,119,597		1,443,409

Payment for shares redeemed
Class 1	(151,925)	(1,631,915)	(140,205)	(1,496,930)
Class 2	(89,155)	(947,433)	(44,910)	(481,485)

		(2,579,348)		(1,978,415)

Net increase in net assets resulting
from capital share transactions		10,612,701		8,599,420

Total increase in net assets		8,933,527		9,144,505
Net assets
Beginning of period		28,434,428		19,289,923

End of period	$ 37,367,955		$ 28,434,428

Undistributed net investment income	$ 3,920		$ 31,193

See Notes to Financial Statements
20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

21

NOTES TO FINANCIAL STATEMENTS continued

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds. During the year ended December 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$ (39,828)
Accumulated net realized losses on investments	39,828

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $31,132,121 and $19,817,143, respectively, for the year ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $37,080,169. The gross unrealized appreciation and depreciation on securities based on tax cost was $536,843 and $1,486,064, respectively, with a net unrealized depreciation of $949,221.

As of December 31, 2005, the Fund had $9,653,580 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011	2013

$2,026,795	$2,435,731	$4,170,025	$11,033	$972,780	$37,216

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and will elect to defer post-October losses of $192,071.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Undistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$ 3,920	$ 949,221	$9,845,651

The tax character of distributions paid were $2,119,597 and $1,443,409 of ordinary income for the years ended December 31, 2005 and December 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

24

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA High Income Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA High Income Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

29

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and Class 2 shares of the Fund performed in the fifth quintile over the recently completed one-year period, although the Class 2 shares of the Fund had only been in operation a relatively short period of time. Additionally, the Trustees noted that the Class 1 shares performed in the fifth quintile over the recently completed three-year period and the first quintile over the recently completed five-year period. The Trustees noted that the Fund’s performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe, although it had underper-formed that other fund over certain periods and outperformed it in others. Additionally, the Trustees noted that the Fund’s assets are principally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

30

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares was below the median of fees paid by comparable funds, although it was higher than the rate paid by a comparable non-variable annuity fund managed by EIMC.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

560860 rv3 2/2006

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

560860 rv3 2/2006

Evergreen VA International Equity Fund

Evergreen

VA INTERNATIONAL EQUITY FUND

Annual Report
as of December 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA International Equity Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gilman C. Gunn

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

Average annual return

1-year	16.00%	15.67%

5-year	5.87%	5.69%

Since portfolio inception	6.93%	6.81%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 16.00% for the twelve-month period ended December 31, 2005. During the same period, the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) returned 13.54% .

The fund seeks to achieve long-term growth of capital and secondarily, modest income.

The fund performed well during 2005, outperforming its benchmark during a year in which international equities performed strongly. Japan, emerging from a 15-year bear market, was by far the best performing foreign market among developed nations. Helped by an end to deflation and the effects of corporate restructuring programs that had been initiated in recent years, Japan’s equity markets climbed as corporate profits rose, return on equity increased, and consumers regained confidence. Japan led a number of foreign countries, including Germany, the United Kingdom and France, in outperforming the U.S. markets. While the U.S. dollar appreciated in value against major foreign currencies, including the Euro and the Japanese yen, undercutting some of the gains achieved in foreign markets, U.S. investors still made more money by investing in foreign stocks rather than in domestic stocks during the year.

The fund’s overweight in Japan and stock selection of Japanese companies were key factors in the strong performance both in absolute terms and relative to the MSCI EAFE Free. In Japan, we found attractive opportunities among consumer discretionary stocks, financial institutions, and industrial companies that benefited from growth throughout the globe. Noteworthy contributors among Japanese holdings included Yamada Denki, a big-box electronics retailer whose market share rose steadily during the year; Orix Corp., a diversified financial company involved in equipment spending and other niche markets; and Mitsubishi Estate Co., owner of significant real estate in Tokyo, whose market value rose sharply as the economy improved. Other contributors included: BAE Systems, a U.K.-based defense and electronics company; Philips Electronics, a company in which we invested in mid-2005 to take advantage of its attractive stock price and improved prospects after a restructuring; and CEMEX, the global cement company based in Mexico.

Among the disappointing investments were: Kingfisher, a British-based home improvement retailer which faced stiff competition in a slow-growth environment; Smith and Nephew, a British producer of orthopedic devices that was hurt by cost pressures from HMOs; and Takefuji Corp., a Japanese consumer lending company whose longer term prospects we still favor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,164.99	$ 3.98
Class 2	$ 1,000.00	$ 1,162.72	$ 5.34
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.53	$ 3.72
Class 2	$ 1,000.00	$ 1,020.27	$ 4.99

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class 1 and 0.98% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 12.62	$ 10.71	$8.24	$ 9.36	$ 11.52

Income from investment operations
Net investment income (loss)	0.19	0.10	0.07[2]	0.13	0.05
Net realized and unrealized gains or losses on investments	1.82	1.95	2.50	(1.11)	(2.14)

Total from investment operations	2.01	2.05	2.57	(0.98)	(2.09)

Distributions to shareholders from
Net investment income	(0.32)	(0.14)	(0.10)	(0.14)	(0.07)

Net asset value, end of period	$ 14.31	$ 12.62	$10.71	$ 8.24	$ 9.36

Total return[3]	16.00%	19.21%	31.32%	(10.47%)	(18.18%)

Ratios and supplemental data
Net assets, end of period (thousands)	$140,564	$96,614	$70,372	$22,324	$26,868
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%	0.96%	1.07%	1.00%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.77%	0.96%	1.12%	1.39%	1.64%
Net investment income (loss)	1.64%	0.98%	0.72%	1.32%	0.82%
Portfolio turnover rate	61%	65%	132%	76%	187%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 12.59	$ 10.70	$ 8.24	$8.95

Income from investment operations
Net investment income (loss)	0.14	0.09	(0.01)[2]	0.02
Net realized and unrealized gains or losses on investments	1.83	1.92	2.56	(0.60)

Total from investment operations	1.97	2.01	2.55	(0.58)

Distributions to shareholders from
Net investment income	(0.30)	(0.12)	(0.09)	(0.13)

Net asset value, end of period	$ 14.26	$ 12.59	$10.70	$8.24

Total return[3]	15.67%	18.84%	31.06%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$71,849	$25,451	$7,797	$ 477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%	1.21%	1.34%	1.18%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.01%	1.21%	1.39%	1.28%[4]
Net investment income (loss)	1.22%	0.70%	(0.15%)	0.42%[4]
Portfolio turnover rate	61%	65%	132%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Country	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 15.6%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	France	8,090	$454,368
Continental AG	Germany	6,745	598,240

			1,052,608

Automobiles 1.9%
TI Automotive, Ltd. * (h) +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	77,800	4,034,538

			4,034,538

Hotels, Restaurants & Leisure 1.7%
Hilton Group plc	United Kingdom	239,057	1,493,634
Sodexho Alliance SA	France	49,895	2,053,923

			3,547,557

Household Durables 2.4%
Koninklijke Philips Electronics NV	Netherlands	134,506	4,176,563
Sharp Corp.	Japan	62,000	942,490

			5,119,053

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	278,056	587,862

Media 2.6%
Axel Springer Verlag AG	Germany	1,417	181,026
Edipresse SA	Switzerland	200	81,797
Havas SA	France	74,697	322,511
Lagardere Groupe	France	4,632	356,148
PagesJaunes SA	France	20,110	523,101
Television Broadcasts, Ltd.	Hong Kong	167,000	887,381
Toho Co., Ltd.	Japan	26,900	601,754
Vivendi Universal	France	83,250	2,605,686

			5,559,404

Multi-line Retail 1.3%
Isetan Co., Ltd.	Japan	70,600	1,504,546
NEXT plc	United Kingdom	20,926	552,119
Takashimaya Co., Ltd.	Japan	51,000	814,168

			2,870,833

Specialty Retail 3.6%
Aoyama Trading Co., Ltd.	Japan	21,800	737,042
Kingfisher plc	United Kingdom	474,632	1,935,537
United Arrows, Ltd.	Japan	15,900	1,005,075
Yamada Denki Co., Ltd.	Japan	32,400	4,052,231

			7,729,885

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	7,048	$1,333,933
Christian Dior SA	France	14,379	1,277,370
Geox SpA *	Italy	9,697	106,619

			2,717,922

CONSUMER STAPLES 7.5%
Beverages 1.3%
Diageo plc	United Kingdom	164,385	2,380,511
Wolverhampton & Dudley Breweries plc	United Kingdom	22,488	490,900

			2,871,411

Food & Staples Retailing 0.8%
Carrefour SA	France	34,970	1,637,267

Food Products 2.6%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	419	712,534
Cresud S.A.C.I.F.	Argentina	14,434	157,764
Ezaki Glico Co., Ltd.	Japan	53,000	540,262
Koninklijke Wessanen NV	Netherlands	54,616	827,594
Nestle SA	Switzerland	9,965	2,977,114
Tata Tea, Ltd.	India	12,755	267,360

			5,482,628

Personal Products 1.1%
Shiseido Co., Ltd.	Japan	132,000	2,460,704

Tobacco 1.7%
British American Tobacco plc	United Kingdom	134,108	2,996,652
Swedish Match AB	Sweden	46,000	540,894

			3,537,546

ENERGY 7.9%
Oil, Gas & Consumable Fuels 7.9%
BP plc	United Kingdom	616,322	6,557,474
Eni SpA	Italy	77,038	2,135,135
Petro-Canada	Canada	12,300	493,332
Royal Dutch Shell plc, Class A	United Kingdom	20,284	617,462
Statoil ASA	Norway	34,600	794,201
Total SA, Class B	France	24,172	6,067,447

			16,665,051

FINANCIALS 25.5%
Capital Markets 2.5%
Compagnie Nationale a Portefeuille	Belgium	770	220,695
Deutsche Bank AG	Germany	34,979	3,388,748
UBS AG	Switzerland	17,599	1,673,674

			5,283,117

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 9.0%
Anglo Irish Bank Corp. plc	Ireland	122,932	$1,864,237
BNP Paribas SA	France	29,109	2,353,498
HBOS plc	United Kingdom	48,938	835,283
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	38,925	624,519
HSBC Holdings plc - London Exchange	United Kingdom	87,071	1,396,347
Lloyds TSB Group plc	United Kingdom	135,672	1,139,182
Mitsubishi UFJ Financial Group, Inc.	Japan	161	2,182,773
Mizuho Financial Group, Inc.	Japan	174	1,380,028
Royal Bank of Scotland Group plc	United Kingdom	152,548	4,601,738
Sumitomo Trust & Banking Co., Ltd.	Japan	73,000	745,371
The Bank of Yokohama, Ltd.	Japan	145,000	1,185,654
The Chiba Bank, Ltd.	Japan	78,000	653,663

			18,962,293

Consumer Finance 4.3%
Nissin Co., Ltd.	Japan	388,400	951,130
Orix Corp.	Japan	19,620	4,995,814
Takefuji Corp.	Japan	47,550	3,227,348

			9,174,292

Diversified Financial Services 2.5%
AFK Sistema, GDR *	Russia	10,116	237,726
Groupe Bruxelles Lambert SA	Belgium	12,383	1,213,574
Guoco Group, Ltd.	Bermuda	134,000	1,481,957
ING Groep NV	Netherlands	24,971	865,469
Pargesa Holdings SA	Switzerland	11,285	962,543
Sanyo Shinpan Servicer Co., Ltd.	Japan	7,410	531,192

			5,292,461

Insurance 4.7%
Allianz AG	Germany	3,323	502,904
Amlin plc	United Kingdom	216,749	925,810
Baloise-Holding AG	Switzerland	11,500	670,968
Catlin Group, Ltd.	Bermuda	77,876	650,546
CNP Assurances	France	16,155	1,272,709
Irish Life & Permanent plc - London Exchange	Ireland	62,395	1,268,743
Mitsui Sumitomo Insurance Co., Ltd.	Japan	190,000	2,323,179
Sompo Japan Insurance, Inc.	Japan	47,000	635,216
Swiss Reinsurance Co.	Switzerland	17,335	1,267,724
Trygvesta AG *	Denmark	9,616	485,587

			10,003,386

Real Estate 2.5%
British Land Co. plc	United Kingdom	38,873	712,268
Hysan Development Co., Ltd.	Hong Kong	172,000	425,918
IRSA-Inversiones y Representaciones SA *	Argentina	20,171	243,666

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate continued
IVG Immobilien AG	Germany	68,706	$1,439,333
Mitsubishi Estate Co., Ltd.	Japan	121,000	2,511,969

			5,333,154

HEALTH CARE 6.0%
Health Care Equipment & Supplies 1.0%
Smith & Nephew plc	United Kingdom	230,011	2,117,124

Pharmaceuticals 5.0%
Daiichi Sankyo Co., Ltd. *	Japan	700	13,494
Eisai Co., Ltd.	Japan	11,300	473,965
GlaxoSmithKline plc, ADR	United Kingdom	182,665	4,612,277
Novartis AG	Switzerland	32,956	1,729,911
Roche Holding AG	Switzerland	25,755	3,862,908

			10,692,555

INDUSTRIALS 12.2%
Aerospace & Defense 2.1%
BAE Systems plc	United Kingdom	678,746	4,453,737

Building Products 1.0%
Assa Abloy AB, Class B	Sweden	41,200	647,664
Compagnie de Saint-Gobain SA	France	23,969	1,424,735

			2,072,399

Commercial Services & Supplies 0.7%
Buhrmann NV	Netherlands	49,095	721,866
Randstad Holding NV	Netherlands	2,469	107,156
United Services Group NV	Netherlands	15,753	667,105

			1,496,127

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	3,419	193,724
Koninklijke Boskalis Westminster NV	Netherlands	1,586	105,529
Okumura Corp.	Japan	110,000	617,972

			917,225

Electrical Equipment 1.3%
Alstom SA *	France	18,921	1,088,196
Mitsubishi Electric Corp.	Japan	61,000	431,598
Schneider Electric SA	France	12,944	1,153,718

			2,673,512

Industrial Conglomerates 1.1%
Far Eastern Textile, Ltd.	Taiwan	734,400	493,344
Siemens AG	Germany	22,183	1,899,795

			2,393,139

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 5.0%
Fanuc, Ltd.	Japan	19,600	$1,662,467
Heidelberger Druckmaschinen AG	Germany	10,077	385,257
Ishikawajima - Harima Heavy Industries Co., Ltd. *	Japan	335,000	1,058,806
Kawasaki Heavy Industries, Ltd.	Japan	403,000	1,468,373
KCI Konecranes International Oyj	Finland	7,300	359,396
Komatsu, Ltd.	Japan	127,000	2,099,538
Komori Corp.	Japan	24,000	441,300
Nabtesco Corp.	Japan	42,000	540,592
NGK Insulators, Ltd.	Japan	63,000	936,338
Sumitomo Heavy Industries, Ltd.	Japan	86,000	721,434
THK Co., Ltd.	Japan	35,100	916,053

			10,589,554

Road & Rail 0.6%
Central Japan Railway Co.	Japan	140	1,340,508

INFORMATION TECHNOLOGY 5.1%
Communications Equipment 0.4%
L.M. Ericsson Telephone Co., Ser. B	Sweden	142,000	487,522
Sierra Wireless, Inc. *	Canada	37,900	419,373

			906,895

Electronic Equipment & Instruments 0.2%
Onex Corp.	Canada	29,500	479,873

IT Services 0.2%
NEC Fielding, Ltd.	Japan	22,000	431,555

Office Electronics 1.7%
Canon, Inc.	Japan	32,000	1,870,949
Neopost	France	17,998	1,803,249

			3,674,198

Semiconductors & Semiconductor Equipment 2.1%
Advantest Corp.	Japan	9,500	957,124
NEC Electronics Corp.	Japan	13,100	429,581
Rohm Co., Ltd.	Japan	9,100	989,307
Samsung Electronics Co., Ltd.	South Korea	2,030	1,327,811
Tokyo Electron, Ltd.	Japan	10,000	627,886

			4,331,709

Software 0.5%
Computer Associates International, Inc.	United States	12	338
Nintendo Co., Ltd.	Japan	8,700	1,050,502

			1,050,840

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 7.6%
Chemicals 3.7%
Akzo Nobel NV	Netherlands	6,471	$299,675
BASF AG	Germany	24,146	1,848,267
Hitachi Chemical Co., Ltd.	Japan	31,200	824,844
Imperial Chemical Industries plc	United Kingdom	48,364	275,993
Lonza Group AG	Switzerland	22,549	1,378,190
Sanyo Chemical Industries, Ltd.	Japan	42,000	353,040
Sumitomo Chemical Co., Ltd.	Japan	71,000	487,311
Tokuyama Corp.	Japan	44,000	564,843
Toray Industries, Inc.	Japan	173,000	1,410,211
Umicore SA	Belgium	3,210	378,192

			7,820,566

Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	31,869	1,890,788
Imerys	France	10,338	747,181

			2,637,969

Metals & Mining 2.3%
BHP Billiton, Ltd.	United Kingdom	250,738	4,092,167
Evraz Group SA, GDR	Luxembourg	15,510	280,731
JSC MMC Norilsk Nickel Group, ADR	Russia	6,262	594,890

			4,967,788

Paper & Forest Products 0.4%
UPM-Kymmene Oyj	Finland	38,300	750,252

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG	Germany	61,501	1,024,313
Eircom Group plc	Ireland	527,116	1,234,581
Elisa Oyj	Finland	23,050	426,710
Koninklijke KPN N.V.	Netherlands	43,696	437,797
Nippon Telegraph & Telephone Corp.	Japan	2	9,084
Telefonica SA	Spain	117,913	1,772,782
Telenor ASA	Norway	116,600	1,143,950

			6,049,217

Wireless Telecommunication Services 2.6%
Bouygues SA	France	18,977	927,098
MTN Group, Ltd.	South Africa	30,298	297,063
Option NV *	Belgium	8,424	625,288
Sistema JFSC, GDR	Russia	1,290	30,315
Telemig Celular Participacoes SA, ADR	Brazil	14,879	586,381
Tim Participacoes SA, ADR	Brazil	18,721	473,267
Vodafone Group plc	United Kingdom	1,149,419	2,479,478

			5,418,890

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 4.6%
Electric Utilities 2.4%
E.ON AG	Germany	24,432	$2,525,624
Enel SpA	Italy	98,723	774,832
Korea Electric Power Corp.	South Korea	49,380	1,852,669

			5,153,125

Multi-Utilities 2.2%
RWE AG	Germany	29,553	2,186,638
SUEZ SA	France	79,351	2,468,631

			4,655,269

Total Common Stocks (cost $170,538,792)			206,996,998

PREFERRED STOCKS 1.6%
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Fresenius AG	Germany	12,829	1,739,862

INFORMATION TECHNOLOGY 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	South Korea	2,679	1,305,597

UTILITIES 0.2%
Electric Utilities 0.2%
Centrais Eletricas Brasileiras SA, Class B	Brazil	24,900,000	421,745

Total Preferred Stocks (cost $2,746,820)			3,467,204

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $1,614,437)	United States	1,614,437	1,614,437

Total Investments (cost $174,900,049) 99.8%			212,078,639
Other Assets and Liabilities 0.2%			334,529

Net Assets 100.0%			$212,413,168

*	Non-income producing security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2005

The following table shows the percent of total long-term investments by geographic location as of December 31, 2005:
Japan	28.9%	Mexico	0.9%
United Kingdom	21.8%	Sweden	0.8%
France	13.6%	Finland	0.7%
Germany	9.1%	Brazil	0.7%
Switzerland	7.3%	Canada	0.7%
Netherlands	3.9%	Hong Kong	0.6%
South Korea	2.1%	Russia	0.4%
Ireland	2.1%	Taiwan	0.2%
Italy	1.4%	Denmark	0.2%
Belgium	1.2%	Argentina	0.2%
Bermuda	1.0%	South Africa	0.2%
Spain	0.9%	Luxembourg	0.1%
Norway	0.9%	India	0.1%

			100.0%

The following table shows the percent of total long-term investments by sector as of December 31, 2005:
Financials	25.7%
Consumer Discretionary	15.8%
Industrials	12.3%
Energy	7.9%
Materials	7.7%
Consumer Staples	7.6%
Health Care	6.9%
Information Technology	5.8%
Telecommunication Services	5.4%
Utilities	4.9%

	100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $173,285,612)	$210,464,202
Investments in affiliated money market fund, at value (cost $1,614,437)	1,614,437

Total investments	212,078,639
Cash	178
Foreign currency, at value (cost $226,887)	228,126
Receivable for securities sold	1,276
Receivable for Fund shares sold	82,518
Dividends receivable	217,169

Total assets	212,607,906

Liabilities
Payable for securities purchased	1,362
Payable for Fund shares redeemed	136,915
Advisory fee payable	9,432
Distribution Plan expenses payable	1,980
Due to other related parties	2,267
Accrued expenses and other liabilities	42,782

Total liabilities	194,738

Net assets	$212,413,168

Net assets represented by
Paid-in capital	$183,325,371
Undistributed net investment income	1,805,134
Accumulated net realized losses on investments	(9,894,287)
Net unrealized gains on investments	37,176,950

Total net assets	$212,413,168

Net assets consists of
Class 1	$140,564,344
Class 2	71,848,824

Total net assets	$212,413,168

Shares outstanding (unlimited number of shares authorized)
Class 1	9,821,691
Class 2	5,037,054

Net asset value per share
Class 1	$14.31
Class 2	$14.26

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $396,570)	$3,564,741
Income from affiliate	155,530

Total investment income	3,720,271

Expenses
Advisory fee	746,754
Distribution Plan expenses	111,616
Administrative services fee	156,886
Transfer agent fees	573
Trustees’ fees and expenses	3,012
Printing and postage expenses	44,425
Custodian and accounting fees	235,427
Professional fees	21,701
Other	4,421

Total expenses	1,324,815
Less: Expense reductions	(3,673)
Expense reimbursements	(24)

Net expenses	1,321,118

Net investment income	2,399,153

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	11,553,647
Foreign currency related transactions	71,109

Net realized gains on investments	11,624,756
Net change in unrealized gains or losses on investments	12,547,737

Net realized and unrealized gains or losses on investments	24,172,493

Net increase in net assets resulting from operations	$26,571,646

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005		2004

Operations
Net investment income		$2,399,153		$859,017
Net realized gains on investments		11,624,756		3,431,723
Net change in unrealized gains or losses
on investments		12,547,737		13,436,090

Net increase in net assets resulting
from operations		26,571,646		17,726,830

Distributions to shareholders from
Net investment income
Class 1		(3,032,455)		(1,065,662)
Class 2		(1,338,050)		(235,666)

Total distributions to shareholders		(4,370,505)		(1,301,328)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	3,751,483	49,261,968	2,329,488	26,646,053
Class 2	2,989,307	38,938,034	1,369,270	15,390,530

		88,200,002		42,036,583

Net asset value of shares issued
in reinvestment of distributions
Class 1	216,342	3,032,455	87,104	1,065,662
Class 2	95,442	1,338,050	19,317	235,666

		4,370,505		1,301,328

Payment for shares redeemed
Class 1	(1,802,353)	(23,528,327)	(1,328,251)	(14,783,462)
Class 2	(69,673)	(895,050)	(95,208)	(1,084,056)

		(24,423,377)		(15,867,518)

Net increase in net assets resulting
from capital share transactions		68,147,130		27,470,393

Total increase in net assets		90,348,271		43,895,895
Net assets
Beginning of period		122,064,897		78,169,002

End of period	$ 212,413,168		$ 122,064,897

Undistributed net investment income		$1,805,134		$384,470

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and passive foreign investment companies. During the year ended December 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$ 3,392,016
Accumulated net realized losses on investments	(3,392,016)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC reimbursed other expenses in the amount of $24.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $162,139,592 and $92,973,018, respectively, for the year ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $179,012,233. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,489,384 and $1,422,978, respectively, with a net unrealized appreciation of $33,066,406.

As of December 31, 2005, the Fund had $6,703,585 in capital loss carryovers for federal income tax purposes with $3,115,600 expiring in 2009 and $3,587,985 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended December 31, 2005 in accordance with income tax regulations.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and will elect to defer post-October currency losses of $15,413.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Capital Loss
	Undistributed		Carryovers and
Undistributed	Long-term	Unrealized	Post-October
Ordinary Income	Capital Gain	Appreciation	Losses

$1,820,547	$921,482	$33,064,766	$6,718,998

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid was $4,370,505 and $1,301,328 of ordinary income for the years ended December 31, 2005 and December 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

23

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

24

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA International Equity Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA International Equity Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment

28

ADDITIONAL INFORMATION (unaudited) continued

philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and Class 2 shares of the Fund performed in the second quintile over the recently completed one-year period. Additionally, the Trustees noted that the Class 1 shares performed in the third quintile over the recently completed three-year period and in the first quintile over the recently completed five-year period. The Trustees noted that the Fund’s performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe, although it had underper-formed that other fund over certain periods and outperformed it in others.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

29

ADDITIONAL INFORMATION (unaudited) continued

administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares was substantially below the median of fees paid by comparable funds and at the same rate as a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure, taking into account the assets of both the Fund and the Evergreen International Equity Fund. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

This page left intentionally blank

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

560861 rv3 2/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

560861 rv3 2/2006

Evergreen VA Omega Fund

Evergreen

VA OMEGA FUND

Annual Report
as of December 31, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Omega Fund, which covers the twelvemonth period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Maureen E. Cullinane, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

Average annual return

1-year	3.85%	3.57%

5-year	-0.17%	-0.35%

Since portfolio inception	6.44%	6.33%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned 3.85% for the twelve-month period ended December 31, 2005. During the same period, the Russell 1000 Growth Index returned 5.26% .

The fund seeks long-term capital growth.

Equity investments produced positive returns during 2005, despite significant volatility caused by investor concerns about issues that ranged from rising interest rates and high energy costs to the impact of hurricane damage on the economy. Corporate profits continued to improve as the economy expanded steadily. Value stocks outperformed growth stocks among companies of all sizes, although growth stocks produced better results in the final quarter. Energy, utilities and telecommunications services were the best performing sectors for the year. Throughout the period, we emphasized energy stocks, with emphasis on exploration and production, oil services and coal mining companies. We also continued to pursue two long-term themes: opportunities in health care arising from increasing demand for products and services from aging baby boomers; and opportunities in information technology related to the needs of corporations to improve their productivity to remain competitive in the global marketplace.

Investments within the energy and health care sectors were the primary contributors to performance. In health care, stocks that added to results included: Alcon, which specializes in eye care products and treatments; Medtronic and St. Jude Medical, two medical equipment companies specializing in cardiovascular devices; HMOs Aetna and UnitedHealth Group; and American Healthways, which specializes in disease management. The overweighting of energy companies and stock selection within the energy sector helped performance significantly, especially holdings in the natural gas, coal and energy services industries, all of which benefited from rising commodity prices. Late in the year, we cut our positions in exploration and production companies, while adding to our oil services positions.

A variety of issues resulted in the fund trailing the benchmark index. Within the consumer discretionary sector, the fund had good results from some specialty retailing investments, but positions in internet-related and gaming companies held back results. Among our internet-related investments, both Amazon.com and eBay were affected by investor concerns about their basic business models and their long-term profit outlooks. We have reduced our positions in both companies. Within the consumer staples sector, poor results by a number of different companies hurt performance. Based on their disappointing performance and weak outlooks, we have eliminated positions in consumer staples companies such as Spectrum Brands, Estee Lauder and McCormick.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,080.44	$ 3.72
Class 2	$ 1,000.00	$ 1,078.96	$ 5.03
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.63	$ 3.62
Class 2	$ 1,000.00	$ 1,020.37	$ 4.89

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.71% for Class 1 and 0.96% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.20	$ 15.11	$ 10.79	$ 14.46	$ 16.97

Income from investment operations
Net investment income (loss)	(0.01)	0.03	(0.02)	(0.01)[2]	(0.02)
Net realized and unrealized gains or losses on investments	0.63	1.06	4.34	(3.66)	(2.49)

Total from investment operations	0.62	1.09	4.32	(3.67)	(2.51)

Distributions to shareholders from net investment income	(0.03)	0	0	0	0

Net asset value, end of period	$ 16.79	$ 16.20	$ 15.11	$ 10.79	$ 14.46

Total return[3]	3.85%	7.21%	40.04%	(25.38%)	(14.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$94,372	$119,438	$108,348	$75,169	$108,873
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.68%	0.72%	0.70%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.68%	0.72%	0.70%	0.72%
Net investment income (loss)	(0.09%)	0.18%	(0.20%)	(0.06%)	(0.16%)
Portfolio turnover rate	124%	169%	180%	184%	181%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.10	$ 15.05	$10.78	$11.13

Income from investment operations
Net investment income (loss)	(0.04)	0.01	(0.03)	(0.01)[2]
Net realized and unrealized gains or losses on investments	0.61	1.04	4.30	(0.34)

Total from investment operations	0.57	1.05	4.27	(0.35)

Distributions to shareholders from net investment income	0[3]	0	0	0

Net asset value, end of period	$ 16.67	$ 16.10	$15.05	$10.78

Total return[4]	3.57%	6.98%	39.61%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$30,108	$19,662	$7,609	$ 822
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%	0.93%	0.99%	0.96%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.93%	0.99%	0.96%[5]
Net investment income (loss)	(0.32%)	0.04%	(0.46%)	(0.27%)[5]
Portfolio turnover rate	124%	169%	180%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 16.2%
Hotels, Restaurants & Leisure 3.7%
Shuffle Master, Inc. *	38,700	$972,918
Starwood Hotels & Resorts Worldwide, Inc., Class B	27,000	1,724,220
Station Casinos, Inc.	28,000	1,898,400

		4,595,538

Internet & Catalog Retail 2.6%
Amazon.com, Inc. *	29,000	1,367,350
eBay, Inc. *	43,600	1,885,700

		3,253,050

Media 1.4%
Lamar Advertising Co., Class A *	36,500	1,684,110

Specialty Retail 6.1%
Best Buy Co., Inc.	71,750	3,119,690
Chico’s FAS, Inc. *	73,500	3,228,855
Lowe’s Cos.	19,500	1,299,870

		7,648,415

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc. *	58,000	1,933,720
Wolverine World Wide, Inc.	48,500	1,089,310

		3,023,030

CONSUMER STAPLES 1.8%
Beverages 0.6%
PepsiCo, Inc.	12,000	708,960

Household Products 1.2%
Procter & Gamble Co.	26,000	1,504,880

ENERGY 12.0%
Energy Equipment & Services 6.8%
Cal Dive International, Inc. *	20,000	717,800
Diamond Offshore Drilling, Inc.	42,000	2,921,520
ENSCO International, Inc.	13,000	576,550
Grant Prideco, Inc. *	13,000	573,560
National Oilwell Varco, Inc. *	21,000	1,316,700
Weatherford International, Ltd. *	64,000	2,316,800

		8,422,930

Oil, Gas & Consumable Fuels 5.2%
Apache Corp.	26,450	1,812,354
Foundation Coal Holdings, Inc.	35,000	1,330,000
Massey Energy Co.	25,100	950,537
Tesoro Corp.	7,500	461,625
XTO Energy, Inc.	43,733	1,921,628

		6,476,144

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.4%
Capital Markets 3.1%
Goldman Sachs Group, Inc.	16,000	$2,043,360
Legg Mason, Inc.	14,500	1,735,505

		3,778,865

Insurance 1.3%
Prudential Financial, Inc.	22,500	1,646,775

HEALTH CARE 26.2%
Biotechnology 5.2%
Amgen, Inc. *	20,000	1,577,200
Biogen Idec, Inc. *	72,000	3,263,760
Martek Biosciences Corp. *	28,500	701,385
Protein Design Labs, Inc. *	35,000	994,700

		6,537,045

Health Care Equipment & Supplies 6.6%
Alcon, Inc.	16,000	2,073,600
Baxter International, Inc.	16,000	602,400
Medtronic, Inc.	40,500	2,331,585
St. Jude Medical, Inc. *	63,500	3,187,700

		8,195,285

Health Care Providers & Services 8.4%
Aetna, Inc.	14,200	1,339,202
American Healthways, Inc. *	28,300	1,280,575
Caremark Rx, Inc. *	38,000	1,968,020
DaVita, Inc. *	35,000	1,772,400
UnitedHealth Group, Inc.	35,000	2,174,900
WellPoint, Inc. *	24,500	1,954,855

		10,489,952

Pharmaceuticals 6.0%
Endo Pharmaceuticals Holdings, Inc. *	96,000	2,904,960
Novartis AG, ADR	36,000	1,889,280
Teva Pharmaceutical Industries, Ltd., ADR	61,000	2,623,610

		7,417,850

INDUSTRIALS 5.9%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	19,900	1,266,237

Commercial Services & Supplies 0.6%
Cintas Corp.	17,000	700,060

Electrical Equipment 1.6%
Cooper Industries, Inc., Class A	27,000	1,971,000

Industrial Conglomerates 1.7%
General Electric Co.	61,700	2,162,585

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.0%
Pall Corp.	47,000	$1,262,420

INFORMATION TECHNOLOGY 26.6%
Communications Equipment 5.6%
Corning, Inc. *	39,900	784,434
Motorola, Inc.	124,000	2,801,160
QUALCOMM, Inc.	71,000	3,058,680
Sonus Networks, Inc. *	99,900	371,628

		7,015,902

Computers & Peripherals 2.5%
Apple Computer, Inc. *	33,400	2,401,126
Avid Technology, Inc. *	13,000	711,880

		3,113,006

Internet Software & Services 3.3%
Google, Inc. Class A *	5,600	2,323,216
Yahoo!, Inc., *	44,500	1,743,510

		4,066,726

IT Services 1.4%
Cognizant Technology Solutions Corp., Class A *	36,000	1,812,600

Semiconductors & Semiconductor Equipment 7.7%
Marvell Technology Group, Ltd. *	41,000	2,299,690
MEMC Electronic Materials, Inc. *	100,000	2,217,000
Microchip Technology, Inc.	45,000	1,446,750
Micron Technology, Inc. *	143,000	1,903,330
Varian Semiconductor Equipment Associates, Inc. *	38,000	1,669,340

		9,536,110

Software 6.1%
Activision, Inc. *	110,000	1,511,400
Cadence Design Systems, Inc. *	117,000	1,979,640
Citrix Systems, Inc. *	15,000	431,700
Microsoft Corp.	110,862	2,899,041
Oracle Corp. *	60,000	732,600

		7,554,381

MATERIALS 1.8%
Construction Materials 1.8%
Martin Marietta Materials, Inc.	29,500	2,263,240

Total Common Stocks (cost $98,854,083)		118,107,096

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $6,290,694)	6,290,694	$6,290,694

Total Investments (cost $105,144,777) 99.9%		124,397,790
Other Assets and Liabilities 0.1%		82,362

Net Assets 100.0%		$124,480,152

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipts

The following table shows the percent of total long-term investments by sector as of December 31, 2005:
Information Technology	28.0%
Health Care	27.7%
Consumer Discretionary	17.1%
Energy	12.6%
Industrials	6.2%
Financials	4.6%
Materials	1.9%
Consumer Staples	1.9%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $98,854,083)	$118,107,096
Investments in affiliated money market fund, at value (cost $6,290,694)	6,290,694

Total investments	124,397,790
Cash	105
Receivable for Fund shares sold	73,818
Dividends receivable	123,187

Total assets	124,594,900

Liabilities
Payable for Fund shares redeemed	82,037
Advisory fee payable	7,129
Distribution Plan expenses payable	827
Due to other related parties	1,258
Accrued expenses and other liabilities	23,497

Total liabilities	114,748

Net assets	$124,480,152

Net assets represented by
Paid-in capital	$144,785,656
Undistributed net investment loss	(1,464)
Accumulated net realized losses on investments	(39,557,053)
Net unrealized gains on investments	19,253,013

Total net assets	$124,480,152

Net assets consists of
Class 1	$94,372,424
Class 2	30,107,728

Total net assets	$124,480,152

Shares outstanding (unlimited number of shares authorized)
Class 1	5,619,527
Class 2	1,806,152

Net asset value per share
Class 1	$16.79
Class 2	$16.67

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $3,050)	$671,062
Income from affiliate	109,786

Total investment income	780,848

Expenses
Advisory fee	653,366
Distribution Plan expenses	59,093
Administrative services fee	125,128
Transfer agent fees	515
Trustees’ fees and expenses	2,091
Printing and postage expenses	41,525
Custodian and accounting fees	34,541
Professional fees	21,753
Other	7,680

Total expenses	945,692
Less: Expense reductions	(1,503)
Expense reimbursements	(26)

Net expenses	944,163

Net investment loss	(163,315)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	8,365,714
Net change in unrealized gains or losses on investments	(4,165,545)

Net realized and unrealized gains or losses on investments	4,200,169

Net increase in net assets resulting from operations	$4,036,854

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005		2004

Operations
Net investment income (loss)		$(163,315)		$219,158
Net realized gains on investments		8,365,714		7,529,411
Net change in unrealized gains or losses
on investments		(4,165,545)		489,641

Net increase in net assets resulting from
operations		4,036,854		8,238,210

Distributions to shareholders from
Net investment income
Class 1		(213,838)		0
Class 2		(5,633)		0

Total distributions to shareholders		(219,471)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	296,988	4,727,929	2,366,510	36,287,837
Class 2	670,718	10,615,116	736,835	11,193,973

		15,343,045		47,481,810

Net asset value of shares issued in
reinvestment of distributions
Class 1	13,734	213,838	0	0
Class 2	364	5,633	0	0

		219,471		0

Payment for shares redeemed
Class 1	(2,061,652)	(32,624,550)	(2,165,654)	(32,270,977)
Class 2	(86,324)	(1,375,097)	(21,046)	(305,753)

		(33,999,647)		(32,576,730)

Net increase (decrease) in net assets
resulting from capital share transactions		(18,437,131)		14,905,080

Total increase (decrease) in net assets		(14,619,748)		23,143,290
Net assets
Beginning of period		139,099,900		115,956,610

End of period	$ 124,480,152		$ 139,099,900

Undistributed net investment
income (loss)		$(1,464)		$218,590

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

16

NOTES TO FINANCIAL STATEMENTS continued

operating losses and certain distributions received from real estate investment trusts. During the year ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$(167,353)
Undistributed net investment loss	162,732
Accumulated net realized losses on investments	4,621

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a an annual fee starting at 0.52% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC reimbursed other expenses in the amount of $26.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2005, the Fund paid brokerage commissions of $96,824 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

17

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $151,243,124 and $172,582,010, respectively, for the year ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $105,274,344. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,231,826 and $2,108,380, respectively, with a net unrealized appreciation of $19,123,446.

As of December 31, 2005, the Fund had $39,427,486 in capital loss carryovers for federal income tax purposes with $23,303,371 expiring in 2009 and $16,124,115 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$1,464	$19,123,446	$39,427,486

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the year ended December 31, 2005 was $219,471 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

18

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

19

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Omega Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Omega Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 93.52% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continua-

22

ADDITIONAL INFORMATION (unaudited) continued

tion of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the

23

ADDITIONAL INFORMATION (unaudited) continued

Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 and Class 2 shares of the Fund performed in the fifth quintile over the recently completed one-year period and that the Class 1 shares performed in the third quintile over recently completed three- and five-year periods. The Trustees recognized that certain investment themes identified by the Fund’s portfolio managers in recent periods had not developed as expected in recent periods. However, they instructed EIMC to take specific steps to improve absolute and relative investment performance in the near future and determined to continue the investment advisory agreement for the Fund based on EIMC’s undertakings in that respect.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted

24

ADDITIONAL INFORMATION (unaudited) continued

to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the fees of Class 1 and Class 2 shares were below the median of fees paid by comparable funds and the Fund’s total expense ratio was below that of the similar fund, although the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS was above the rate paid by a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

560863 rv3 2/2006

Evergreen VA Special Values Fund

Evergreen

VA SPECIAL VALUES FUND

Annual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Special Values Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen's Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product ("GDP") grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve ("Fed") maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve's flattening had monetary officials referring to the phenomenon as a "conundrum." Though lower market interest rates improved equity valuations, Wall Street's confusion over the yield curve's message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve's message as confidence in the Fed's ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

2

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• James M. Tringas, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

Average annual return

1-year	10.76%	10.48%

5-year	12.26%	12.08%

Since portfolio inception	11.74%	11.63%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 10.76% for the twelve-month period ended December 31, 2005. During the same period, the Russell 2000 Value Index returned 4.71% .

The fund seeks capital growth in the value of its shares.

The fund outperformed its benchmark during 2005. A backdrop of healthy economic growth and low interest rates favored attractively priced smaller companies with strong balance sheets. Throughout the year, we maintained our focus on quality companies, emphasizing fundamental research.

Selections in the financials, consumer discretionary and information technology sectors had major positive influences on performance. In the financials area, a stand-out was Investment Technology Group, which offers a leading electronic trading system for institutional investors. This company, which was a major position in the fund early in the year, benefited from the trend of institutional investors to trade based on the lowest price and the best execution, rather than select trading services that are bundled with other services, such as stock research. As the stock valuation rose, we took profits and reduced our position. Among consumer discretionary positions, LaQuinta Corp, an owner and operator of hotels, was a significant contributor after it received a buyout offer from a private equity group at a substantial premium to its stock price. Other consumer discretionary holdings that did well included: Triarc Companies, a holding company that owns the Arby's restaurant chain and has an ownership stake in an investment management company; Papa John's, the national pizza restaurant chain; and Payless ShoeSource. We no longer have positions in Papa John's and Payless. In information technology, we had outstanding performance from a number of holdings, including Intergraph, Imation and MoneyGram International. Intergraph produces a mapping software system used by government agencies and by energy companies involved in exploration and production. The rapid rise of energy prices had a major impact on demand for its products. We have sold off our position in Intergraph. Imation, which manufactures removable data storage products, started 2005 with what we believed was a deeply undervalued stock price. Shares of this well managed company, with excellent cash flow, rebounded as the market recognized its value. MoneyGram International is a leader in providing global money transfer and payment services. Its earnings grew as it expanded its agent network.

Several investments had disappointing results, however. Mueller Industries, a major holding in the fund, declined as rising commodity prices squeezed the profit margins of its businesses, which includes the production of copper pipes. Shares of IPC Holdings, a property-and-casualty insurer, fell as the company was forced to raise additional capital because of large hurricane-related claims. The investment in home products retailer Pier 1 also declined in the face of growing competition from other retailers, including Target, which blurred Pier 1's perceived market niche. The company has refocused its strategy to concentrate more on furniture.

The fund's investment objective is nonfundamental and may be changed without a vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,063.57	$ 5.10
Class 2	$ 1,000.00	$ 1,062.04	$ 6.39
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.27	$ 4.99
Class 2	$ 1,000.00	$ 1,019.00	$ 6.26

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98%
for Class 1 and 1.23% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.31	$ 13.78	$ 10.65	$ 12.60	$ 11.70

Income from investment operations
Net investment income (loss)	0.16	0.16	0.01	0.02 [2]	0.02
Net realized and unrealized gains or losses on investments	1.59	2.64	3.13	(1.58)	1.98

Total from investment operations	1.75	2.80	3.14	(1.56)	2.00

Distributions to shareholders from
Net investment income	(0.16)	(0.15)	(0.01)	(0.02)	(0.02)
Net realized gains	(1.77)	(0.12)	0	(0.37)	(1.08)

Total distributions to shareholders	(1.93)	(0.27)	(0.01)	(0.39)	(1.10)

Net asset value, end of period	$ 16.13	$ 16.31	$ 13.78	$ 10.65	$ 12.60

Total return [3]	10.76%	20.37%	29.52%	(12.60%)	18.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,784	$65,151	$46,621	$32,300	$22,515
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%	1.00%	1.00%	1.00%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.98%	1.05%	1.14%	1.13%	1.07%
Net investment income (loss)	1.13%	1.20%	0.14%	0.18%	0.29%
Portfolio turnover rate	44%	34%	98%	61%	81%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 16.28	$ 13.76	$10.65	$11.39

Income from investment operations
Net investment income (loss)	0.14	0.13	0	0.02 [2]
Net realized and unrealized gains or losses on investments	1.56	2.63	3.11	(0.49)

Total from investment operations	1.70	2.76	3.11	(0.47)

Distributions to shareholders from
Net investment income	(0.12)	(0.12)	0	(0.01)
Net realized gains	(1.77)	(0.12)	0	(0.26)

Total distributions to shareholders	(1.89)	(0.24)	0	(0.27)

Net asset value, end of period	$ 16.09	$ 16.28	$13.76	$10.65

Total return [3]	10.48%	20.10%	29.20%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$19,633	$17,162	$7,479	$1,055
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.23%	1.25%	1.26%	1.28% [4]
Expenses excluding waivers/reimbursements and expense reductions	1.23%	1.30%	1.40%	1.55% [4]
Net investment income (loss)	0.88%	0.98%	(0.11%)	0.46% [4]
Portfolio turnover rate	44%	34%	98%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 19.1%
Auto Components 0.5%
Cooper Tire & Rubber Co.	32,500	$497,900

Hotels, Restaurants & Leisure 6.7%
Jack In The Box, Inc. *	24,160	843,909
La Quinta Corp. *	113,305	1,262,218
Lone Star Steakhouse & Saloon, Inc.	52,714	1,251,430
Rare Hospitality International, Inc. *	24,900	756,711
Ryan's Restaurant Group, Inc. *	83,770	1,010,266
Triarc Companies, Inc., Class A	1,100	18,414
Triarc Companies, Inc., Class B	118,847	1,764,878

		6,907,826

Household Durables 3.8%
BLYTH, Inc.	31,700	664,115
Cavco Industries, Inc. *	10,785	412,850
Dixie Group, Inc. *	13,700	188,786
Ethan Allen Interiors, Inc.	5,300	193,609
La-Z-Boy, Inc.	53,900	730,884
Skyline Corp.	6,600	240,240
Snap-On, Inc.	20,800	781,248
Tupperware Brands Corp.	32,130	719,712

		3,931,444

Media 2.2%
Liberty Corp.	8,944	418,668
ProQuest Co. *	23,000	641,930
Valassis Communications, Inc. *	31,810	924,717
World Wrestling Entertainment, Inc.	20,110	295,215

		2,280,530

Specialty Retail 3.6%
Borders Group, Inc.	16,900	366,223
Deb Shops, Inc.	8,300	246,759
Foot Locker, Inc.	58,400	1,377,656
Group 1 Automotive, Inc. *	4,300	135,149
Movie Gallery, Inc.	39,500	221,595
Pier 1 Imports, Inc.	60,200	525,546
Zale Corp. *	34,780	874,717

		3,747,645

Textiles, Apparel & Luxury Goods 2.3%
Cutter & Buck, Inc.	11,150	124,545
Kellwood Co.	46,996	1,122,264
Stride Rite Corp.	59,510	806,956
Xerium Technologies, Inc.	35,000	294,350

		2,348,115

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9% continued
CONSUMER STAPLES 6.3%
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	62,120	$1,540,576
Topps Co.	54,580	405,529

		1,946,105

Food Products 4.1%
Corn Products International, Inc.	24,180	577,660
Del Monte Foods Co.	20,660	470,428
Delta & Pine Land Co.	51,000	1,173,510
Tootsie Roll Industries, Inc.	27,931	808,044
TreeHouse Foods, Inc. *	65,802	1,231,814

		4,261,456

Tobacco 0.3%
Universal Corp.	7,865	341,026

ENERGY 6.2%
Energy Equipment & Services 2.4%
Atwood Oceanics, Inc. *	15,910	1,241,457
Global Industries, Ltd. *	62,418	708,444
Tidewater, Inc.	12,040	535,299

		2,485,200

Oil, Gas & Consumable Fuels 3.8%
Forest Oil Corp. *	20,022	912,403
Stone Energy Corp. *	34,100	1,552,573
Whiting Petroleum Corp. *	36,440	1,457,600

		3,922,576

FINANCIALS 16.2%
Capital Markets 1.6%
Investment Technology Group, Inc. *	17,933	635,546
Knight Capital Group, Inc. *	92,200	911,858
Westwood Holdings Group, Inc.	3,900	71,058

		1,618,462

Commercial Banks 2.9%
BancorpSouth, Inc.	32,300	712,861
First Citizens Bancshares, Inc.	6,130	1,069,195
Hancock Holding Co.	13,300	502,873
Mid-State Bancshares	26,750	715,562

		3,000,491

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9% continued
FINANCIALS continued
Insurance 6.5%
Assured Guaranty, Ltd.	61,700	$1,566,563
Capital Title Group, Inc.	22,200	122,766
Endurance Specialty Holdings, Ltd.	37,402	1,340,862
Harleysville Group, Inc.	15,600	413,400
Hilb, Rogal & Hobbs Co.	16,500	635,415
IPC Holdings, Ltd.	19,995	547,463
LandAmerica Financial Group, Inc.	10,270	640,848
Stewart Information Services Corp.	25,380	1,235,244
USI Holdings Corp. *	18,500	254,745

		6,757,306

Real Estate 3.0%
Brandywine Realty Trust REIT	10,800	301,428
Deerfield Triarc Capital Corp. REIT *	83,100	1,138,470
Forest City Enterprises, Inc.	22,210	842,425
Post Properties, Inc. REIT	20,380	814,181

		3,096,504

Thrifts & Mortgage Finance 2.2%
NetBank, Inc.	82,500	592,350
NewAlliance Bancshares, Inc.	113,512	1,650,465

		2,242,815

HEALTH CARE 3.8%
Health Care Equipment & Supplies 2.7%
Analogic Corp.	17,200	823,020
Edwards Lifesciences Corp. *	7,250	301,673
Millipore Corp. *	6,900	455,676
VIASYS Healthcare, Inc. *	29,030	746,071
West Pharmaceutical Services, Inc.	18,700	468,061

		2,794,501

Health Care Providers & Services 0.5%
Per-Se Technologies, Inc. *	20,920	488,691

Pharmaceuticals 0.6%
Par Pharmaceutical Companies, Inc. *	20,200	633,068

INDUSTRIALS 16.2%
Aerospace & Defense 1.2%
GenCorp, Inc. *	48,390	858,922
Ladish Co., Inc. *	15,000	335,250

		1,194,172

Building Products 0.4%
Apogee Enterprises, Inc.	23,100	374,682

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9% continued
INDUSTRIALS continued
Commercial Services & Supplies 4.5%
Banta Corp.	17,605	$876,729
Deluxe Corp.	22,240	670,314
Heidrick & Struggles International, Inc. *	19,810	634,911
John H. Harland Co.	38,040	1,430,304
Tetra Tech, Inc. *	17,700	277,359
Viad Corp.	24,752	725,976
Watson Wyatt Worldwide, Inc.	3,096	86,378

		4,701,971

Electrical Equipment 1.3%
A.O. Smith Corp.	9,105	319,586
Franklin Electric Co., Inc.	6,406	253,293
Genlyte Group, Inc. *	15,000	803,550

		1,376,429

Machinery 6.0%
AGCO Corp. *	25,590	424,026
Ampco-Pittsburgh Corp.	11,540	167,445
Briggs & Stratton Corp. *	28,880	1,120,255
Crane Co.	20,100	708,927
EnPro Industries, Inc. *	18,750	505,313
Gardner Denver, Inc. *	15,300	754,290
Joy Global, Inc.	9,912	396,480
Kadant, Inc. *	43,739	809,171
Mueller Industries, Inc.	47,200	1,294,224
Supreme Industries, Inc., Class A	9,340	72,292

		6,252,423

Marine 0.3%
TBS International Ltd., Class A *	45,100	299,464

Road & Rail 2.5%
Arkansas Best Corp.	38,384	1,676,613
Dollar Thrifty Automotive Group, Inc. *	17,585	634,291
RailAmerica, Inc. *	20,139	221,328

		2,532,232

INFORMATION TECHNOLOGY 11.6%
Communications Equipment 2.6%
3Com Corp.	71,800	258,480
Belden CDT, Inc.	67,489	1,648,756
CommScope, Inc. *	37,776	760,431

		2,667,667

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9% continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.2%
Adaptec, Inc. *	69,500	$404,490
Brocade Communications Systems, Inc. *	87,400	355,718
Imation Corp.	22,735	1,047,402
Quantum Corp. *	154,180	470,249

		2,277,859

Electronic Equipment & Instruments 1.7%
AVX Corp.	41,600	602,368
Technitrol, Inc. *	71,390	1,220,769

		1,823,137

IT Services 2.6%
eFunds Corp. *	39,200	918,848
MoneyGram International, Inc.	68,241	1,779,725

		2,698,573

Semiconductors & Semiconductor Equipment 1.4%
Cabot Microelectronics Corp. *	8,100	237,573
Credence Systems Corp. *	28,130	195,785
Lattice Semiconductor Corp. *	61,840	267,149
Standard Microsystems Corp. *	25,040	718,397

		1,418,904

Software 1.1%
Borland Software Corp. *	69,500	453,835
SSA Global Technologies, Inc. *	30,600	556,614
Transaction Systems Architects, Inc., Class A *	4,516	130,016

		1,140,465

MATERIALS 11.8%
Chemicals 5.1%
A. Schulman, Inc.	29,100	626,232
American Pacific Corp. *	12,500	86,125
Arch Chemicals, Inc.	35,790	1,070,121
CF Industries Holdings, Inc.	60,700	925,675
FMC Corp. *	17,600	935,792
H.B. Fuller Co.	44,200	1,417,494
Octel Corp.	14,900	242,423

		5,303,862

Construction Materials 0.8%
Eagle Materials, Inc.	6,762	827,398

Containers & Packaging 2.9%
Owens-Illinois, Inc. *	35,860	754,494
Packaging Corporation of America	51,470	1,181,236
Rock-Tenn Co., Class A	46,849	639,489
Silgan Holdings, Inc. *	11,580	418,270

		2,993,489

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Shares	Value

COMMON STOCKS 95.9% continued
MATERIALS continued
Metals & Mining 0.6%
Bayou Steel Corp. *	3,298	$110,483
Quanex Corp.	10,666	532,980

		643,463

Paper & Forest Products 2.4%
Deltic Timber Corp.	7,670	397,766
Glatfelter	21,814	309,541
Louisiana-Pacific Corp.	13,700	376,339
Neenah Paper, Inc.	41,185	1,153,180
Schweitzer-Mauduit International, Inc. *	10,211	253,029

		2,489,855

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc. *	48,567	1,640,108

UTILITIES 3.1%
Electric Utilities 2.4%
Allete, Inc.	35,539	1,563,716
El Paso Electric Co. *	42,100	885,784

		2,449,500

Gas Utilities 0.7%
Atmos Energy Corp.	29,100	761,256

Total Common Stocks (cost $82,812,214)		99,168,570

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.0%
UTILITIES 0.0%
Independent Power Producers & Energy Traders 0.0%
Calpine Corp., 7.75%, 06/01/2015 + • (cost $327,000)	$ 327,000	29,430

	Shares	Value

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø (cost $4,179,352)	4,179,352	4,179,352

Total Investments (cost $87,318,566) 100.0%		103,377,352
Other Assets and Liabilities 0.0%		39,201

Net Assets 100.0%		$103,416,553

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
•	Security which has defaulted on payment of interest and/or principal. The fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of December 31, 2005:

Consumer Discretionary	19.9%
Industrials	16.9%
Financials	16.8%
Materials	12.4%
Information Technology	12.1%
Consumer Staples	6.6%
Energy	6.5%
Health Care	3.9%
Utilities	3.3%
Telecommunication Services	1.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $83,139,214)	$99,198,000
Investments in affiliated money market fund, at value (cost $4,179,352)	4,179,352

Total investments	103,377,352
Cash	1,472
Receivable for securities sold	44,882
Receivable for Fund shares sold	130,149
Dividends and interest receivable	135,502

Total assets	103,689,357

Liabilities
Payable for securities purchased	176,391
Payable for Fund shares redeemed	70,914
Advisory fee payable	8,856
Distribution Plan expenses payable	541
Due to other related parties	1,252
Accrued expenses and other liabilities	14,850

Total liabilities	272,804

Net assets	$103,416,553

Net assets represented by
Paid-in capital	$85,974,297
Undistributed net investment income	34,030
Accumulated net realized gains on investments	1,349,440
Net unrealized gains on investments	16,058,786

Total net assets	$103,416,553

Net assets consists of
Class 1	$83,784,018
Class 2	19,632,535

Total net assets	$103,416,553

Shares outstanding (unlimited number of shares authorized)
Class 1	5,194,908
Class 2	1,220,390

Net asset value per share
Class 1	$16.13
Class 2	$16.09

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $921)	$1,796,288
Income from affiliate	109,538
Interest	12,122

Total investment income	1,917,948

Expenses
Advisory fee	713,646
Distribution Plan expenses	45,876
Administrative services fee	90,515
Transfer agent fees	336
Trustees' fees and expenses	1,734
Printing and postage expenses	30,837
Custodian and accounting fees	26,254
Professional fees	20,338
Other	7,079

Total expenses	936,615
Less: Expense reductions	(1,604)
Expense reimbursements	(16)

Net expenses	934,995

Net investment income	982,953

Net realized and unrealized gains or losses on investments
Net realized gains on investments	10,019,411
Net change in unrealized gains or losses on investments	(1,576,989)

Net realized and unrealized gains or losses on investments	8,442,422

Net increase in net assets resulting from operations	$9,425,375

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005		2004

Operations
Net investment income		$ 982,953		$771,349
Net realized gains on investments		10,019,411		5,077,661
Net change in unrealized gains or
losses on investments		(1,576,989)		7,291,670

Net increase in net assets resulting
from operations		9,425,375		13,140,680

Distributions to shareholders from
Net investment income
Class 1		(793,758)		(583,692)
Class 2		(143,131)		(122,142)
Net realized gains
Class 1		(7,960,400)		(473,146)
Class 2		(1,957,402)		(126,247)

Total distributions to shareholders		(10,854,691)		(1,305,227)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,275,491	21,148,241	1,059,541	15,533,649

Class 2	118,040	1,956,667	527,269	7,580,348

		23,104,908		23,113,997

Net asset value of shares issued in
reinvestment of distributions
Class 1	535,209	8,754,158	66,121	1,056,838
Class 2	128,914	2,100,533	15,601	248,389

		10,854,691		1,305,227

Payment for shares redeemed
Class 1	(609,324)	(10,083,841)	(515,899)	(7,558,675)
Class 2	(80,600)	(1,342,518)	(32,428)	(483,418)

		(11,426,359)		(8,042,093)

Net increase in net assets resulting from
capital share transactions		22,533,240		16,377,131

Total increase in net assets		21,103,924		28,212,584
Net assets
Beginning of period		82,312,629		54,100,045

End of period		$ 103,416,553		$82,312,629

Undistributed net investment income		$ 34,030		$29,959

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Special Values Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

Effective at the close of business on April 8, 2005, shares of the Fund are only available for purchase by insurance companies that have entered into participation agreements relating to the Fund on or before April 8, 2005. In addition, members of the Fund's portfolio management team may open new accounts after April 8, 2005.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

19

NOTES TO FINANCIAL STATEMENTS continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended December 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$ (41,993)
Accumulated net realized gains on investments	$ 41,993

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC reimbursed other expenses in the amount of $16.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

20

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2005, the Fund paid brokerage commissions of $1,652 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $51,403,809 and $38,586,361, respectively, for the year ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $87,337,238. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,682,428 and $3,642,314, respectively, with a net unrealized appreciation of $16,040,114.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$ 248,777	$1,153,365	$ 16,040,114

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2005	2004

Ordinary Income	$ 2,010,132	$ 705,834
Long-term Capital Gain	8,844,559	599,393

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated

22

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Special Values Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Special Values Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $8,844,559 for the fiscal year ended December 31, 2005.

For corporate shareholders, 72.99% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund's advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

27

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 shares of the Fund performed in the second quintile over the recently completed one-year period and performed in the fifth quintile over recently completed three- and five-year periods, and the Fund's Class 2 shares performed in the third quintile over the recently completed one-year period. The Trustees also noted that the Fund's performance had been comparable to that of a similar fund managed by EIMC outside of the variable product universe over the most recently completed one-year period, although it had underperformed that other fund over certain other periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares was slightly below the median of fees paid by comparable funds, although the fees paid to EIMC

28

ADDITIONAL INFORMATION (unaudited) continued

for managing the Fund were at a higher rate than a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure, taking into account the assets of both the fund and the Evergreen Special Values Fund. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

This page left intentionally blank

30

This page left intentionally blank

31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568807 rv2  2/2006

Evergreen VA Strategic Income Fund

Evergreen

VA STRATEGIC INCOME FUND

Annual Report
as of December 31, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Strategic Income Fund, which covers the twelve-month period ended December 31, 2005.

Over the past year, the U.S. financial markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In an attempt to navigate through these turbulent times, the portfolio management teams of Evergreen’s Variable Annuity Funds maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Reports on the economy often delivered confusing messages during the twelve-month period. While growth was expected to gradually moderate throughout the year as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The lagging effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, we

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Although the overall trend for economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, our fixed income teams endeavored to preserve capital while capturing yield. As a result, defensive and neutral strategies were a common theme, as the yield on the 10-year Treasury note persisted lower throughout the year. In equities, low interest rates and solid earnings produced a solid fundamental backdrop, yet uncertainty about energy prices and monetary policy

LETTER TO SHAREHOLDERS continued

often limited market advances. Our analysts attempted to identify companies with attractive valuations as well as strong market share, earnings and cash flows, in order to best capitalize on the macro-economic trends. Small cap stocks continued to perform well and the growth style of investing managed to make up some ground against value as the year progressed. International exposure once again benefited diversified portfolios, as many foreign markets profited from improving domestic and export demand.

As always, we continue to recommend a fully diversified strategy, including international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo

• Dana Erikson, CFA

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris

• Peter Wilson

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

Average annual return

1-year	-0.69%	-1.01%

5-year	9.05%	8.87%

Since portfolio inception	6.45%	6.35%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Strategic Income Fund Class 1 shares, versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class 1 shares returned -0.69% for the twelve-month period ended December 31, 2005. During the same period, the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) returned -9.24%, the Lehman Brothers Aggregate Bond Index (LBABI) returned 2.43% and the Merrill Lynch High Yield Master Index† (MLHYMI) returned 2.83%.

The fund seeks high current income from interest on debt securities and secondarily, considers the potential for growth of capital in selecting securities.

The fund produced a slightly negative return in 2005 in a challenging year for global fixed income investing as markets were affected by a variety of factors. In the U.S. high yield market, which typically has the fund’s greatest allocation, investors worried about a succession of concerns, including the effects that rising interest rates and higher energy costs might have on the economy, in general, and on the consumer, in particular. The U.S. government securities market produced modest, positive results, with mortgages doing relatively well when compared to Treasuries. Investments in investment-grade debt issued in foreign, developed nations outperformed the U.S. high-grade market in local currency terms, but the strengthening of the dollar during the year undermined the returns achieved by U.S.-based investors. The best performing fixed income asset class during the year was emerging market debt, which produced stellar results in an environment of an expanding global economy.

During the year, we reduced the fund’s exposure to U.S. high yield corporate bonds, from more than 40% of fund assets to about 35%. We took advantage of attractive relative values to increase our investments in securities issued in foreign, developed nations, while focusing principally on high quality government securities. The allocation to investment grade foreign bonds rose to about 30% at year end. We also increased our investments in the U.S. government sector, focusing mainly on mortgage-backed securities which offered attractive relative values. U.S. government securities accounted for about 26% of assets at year end. As emerging market bonds outperformed through the year, we took some profits from this sector, reducing our exposure from about 10% of fund assets at the beginning of the year to about 7% by the end of the year.

Our investments in emerging markets helped performance, as did our increased exposure to U.S. government agency mortgage-backed securities. Higher interest rates reduced the threat of prepaid mortgage principal and preserved an income advantage over Treasuries.

Currency, however, was the primary factor holding back results. Many major foreign currencies depreciated in value versus the U.S. dollar during the year. The euro, for example, declined 13% in value compared to the U.S. dollar, despite recovering somewhat late in the year. While many of our foreign investment-grade holdings performed relatively well in local markets, the value of the investments fell when translated back into the U.S. dollar.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of December 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurace companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class 1	$ 1,000.00	$ 998.71	$ 3.17
Class 2	$ 1,000.00	$ 997.34	$ 4.43
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.03	$ 3.21
Class 2	$ 1,000.00	$ 1,020.77	$ 4.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.63% for Class 1 and 0.88% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.78	$ 10.50	$9.88	$ 9.03	$ 9.01

Income from investment operations
Net investment income (loss)	0.54[2]	0.55[2]	0.63[2]	0.59[2]	0.62[2]
Net realized and unrealized gains or losses on investments	(0.62)	0.33	1.02	0.81	(0.06)

Total from investment operations	(0.08)	0.88	1.65	1.40	0.56

Distributions to shareholders from
Net investment income	(0.53)	(0.50)	(1.03)	(0.55)	(0.54)
Net realized gains	(0.09)	(0.10)	0	0	0

Total distributions to shareholders	(0.62)	(0.60)	(1.03)	(0.55)	(0.54)

Net asset value, end of period	$ 10.08	$ 10.78	$10.50	$ 9.88	$ 9.03

Total return[3]	(0.69%)	8.41%	16.75%	15.52%	6.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,293	$49,593	$50,637	$37,693	$23,486
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.73%	0.78%	0.79%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.73%	0.78%	0.79%	0.81%
Net investment income (loss)	5.02%	5.19%	5.87%	6.12%	6.65%
Portfolio turnover rate	81%	125%	114%	189%	287%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.76	$ 10.49	$ 9.88	$9.57

Income from investment operations
Net investment income (loss)	0.51[2]	0.53[2]	0.57[2]	0.26[2]
Net realized and unrealized gains or losses on investments	(0.62)	0.32	1.05	0.59

Total from investment operations	(0.11)	0.85	1.62	0.85

Distributions to shareholders from
Net investment income	(0.51)	(0.48)	(1.01)	(0.54)
Net realized gains	(0.09)	(0.10)	0	0

Total distributions to shareholders	(0.60)	(0.58)	(1.01)	(0.54)

Net asset value, end of period	$ 10.05	$ 10.76	$10.49	$9.88

Total return[3]	(1.01%)	8.14%	16.50%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,332	$25,784	$7,493	$ 339
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.97%	1.04%	1.05%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.97%	1.04%	1.05%[4]
Net investment income (loss)	4.77%	4.98%	5.33%	6.12%[4]
Portfolio turnover rate	81%	125%	114%	189%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.8%
FIXED-RATE 2.0%
FNMA:
4.44%, 04/01/2014	$448,959	$432,810
6.18%, 06/01/2013	320,591	341,057
7.50%, 07/01/2010	143,074	156,794
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	590,000	589,941
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022	221,222	214,254

		1,734,856

FLOATING-RATE 0.8%
FNMA:
5.24%, 07/01/2035	597,067	602,721
7.85%, 11/01/2014	96,530	105,301

		708,022

Total Agency Commercial Mortgage-Backed Securities
(cost $2,469,039)		2,442,878

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.1%
FLOATING-RATE 3.1%
FHLMC:
Ser. 1699, Class FB, 5.375%, 03/15/2024	281,243	288,179
Ser. 2005-S001, Class 2A2, 4.53%, 09/25/2035	244,584	244,447
Ser. 2372, Class F, 4.87%, 10/15/2031	114,177	114,572
Ser. 2710, Class FY, 4.77%, 10/15/2018	62,950	63,409
FNMA:
Ser. 1992-73, Class F, 5.16%, 05/25/2022	52,113	53,999
Ser. 2002-67, Class FA, 5.38%, 11/25/2032	445,262	456,051
Ser. 2002-77, Class F, 4.98%, 12/25/2032	557,190	566,963
Ser. 2002-77, Class FA, 5.37%, 10/18/2030	644,004	662,267
Ser. G92-23, Class F, 5.11%, 04/25/2022	53,649	54,639
Ser. G93-32, Class F, 5.06%, 09/25/2023	193,188	197,317

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,687,919)		2,701,843

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.7%
FIXED-RATE 14.3%
FHLMC 15 year, 5.50%, TBA #	1,290,000	1,297,660
FHLMC 30 year:
5.50%, TBA #	2,385,000	2,363,387
6.00%, TBA #	1,305,000	1,318,050
FNMA:
6.07%, 09/01/2013	270,280	287,035
6.50%, 04/01/2017	124,799	138,501
FNMA 15 year:
4.50%, TBA #	1,050,000	1,021,781
5.50%, TBA #	785,000	789,906

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.50%, TBA #	$ 2,850,000	$2,822,389
6.00%, TBA #	1,785,000	1,801,735
6.50%, TBA #	545,000	559,136
GNMA, 8.00%, 01/15/2030	3,360	3,598

		12,403,178

FLOATING-RATE 0.4%
FNMA:
4.53%, 07/01/2044	148,188	150,891
4.98%, 05/01/2035	214,280	211,993

		362,884

Total Agency Mortgage-Backed Pass Through Securities
(cost $12,722,708)		12,766,062

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.5%
FIXED-RATE 0.5%
FNMA, Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044 (cost $387,240)	378,835	390,583

ASSET-BACKED SECURITIES 1.1%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 5.84%, 09/15/2039 144A (h)	685,000	689,282
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.58%, 11/12/2018 144A	160,000	161,552
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.75%, 01/25/2035 144A	125,000	127,791

Total Asset-Backed Securities (cost $970,000)		978,625

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 0.6%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.25%,
05/17/2032	415,000	476,101

FLOATING-RATE 1.0%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-BBA3, Class B, 4.69%,
06/15/2016 144A	50,000	50,064
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 5.42%,
11/15/2015 144A	23,357	23,464
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1,
4.67%, 11/15/2019 144A	298,164	298,163
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 4.72%,
10/05/2020 144A	405,000	405,000
GS Mtge. Secs. Corp. II, Ser. 2005-FL7A, Class A1, 4.48%, 11/06/2019 144A	81,505	81,505

		858,196

Total Commercial Mortgage-Backed Securities (cost $1,344,228)		1,334,297

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS 28.5%
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.5%
Accuride Corp., 8.50%, 02/01/2015	$ 200,000	$198,000
HLI Operating Co., Inc., 10.50%, 06/15/2010	85,000	69,913
Tenneco Automotive, Inc., 8.625%, 11/15/2014	160,000	152,000

		419,913

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	75,000	76,688
Service Corporation International, 6.75%, 04/01/2016	250,000	245,000

		321,688

Hotels, Restaurants & Leisure 2.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	213,000
Herbst Gaming, Inc., 7.00%, 11/15/2014	150,000	150,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	147,000
La Quinta Corp., 8.875%, 03/15/2011	350,000	381,937
Las Vegas Sands Corp., 6.375%, 02/15/2015	200,000	193,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	300,000	321,375
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	96,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	268,125
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	76,125
6.875%, 03/01/2016	225,000	231,188

		2,078,250

Household Durables 0.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014	175,000	148,312
Jarden Corp., 9.75%, 05/01/2012	260,000	269,100
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	68,625

		486,037

Leisure Equipment & Products 0.0%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	40,000	37,300

Media 2.6%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	275,000	288,750
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	250,000	235,000
CCO Holdings, LLC, 8.75%, 11/15/2013	150,000	143,625
Cinemark USA, Inc., 9.00%, 02/01/2013	125,000	132,813
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,000
Dex Media East, LLC, 9.875%, 11/15/2009	150,000	162,937
Dex Media West, LLC, 5.875%, 11/15/2011	150,000	151,688
Emmis Communications Corp., FRN, 9.75%, 06/15/2012	75,000	75,656
Houghton Mifflin Co., Sr. Disc. Note, Step Bond, 11.50%, 10/15/2013 †	150,000	118,500
Mediacom Communications Corp., 9.50%, 01/15/2013	425,000	417,031
Paxson Communications Corp., 10.78%, 01/15/2013 144A	200,000	193,250
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	200,000	207,000

		2,226,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$ 300,000	$316,858

Specialty Retail 0.8%
FTD, Inc., 7.75%, 02/15/2014	343,000	341,285
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011 (h)	100,000	108,750
United Auto Group, Inc., 9.625%, 03/15/2012	275,000	290,812

		740,847

Textiles, Apparel & Luxury Goods 0.4%
Levi Strauss & Co., 9.75%, 01/15/2015	200,000	209,000
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	71,662
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	70,363

		351,025

CONSUMER STAPLES 0.7%
Food Products 0.4%
Del Monte Foods Co.:
6.75%, 02/15/2015	35,000	34,300
8.625%, 12/15/2012	200,000	213,500
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	92,700

		340,500

Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	267,500

ENERGY 4.1%
Energy Equipment & Services 0.5%
Dresser, Inc., 9.375%, 04/15/2011	135,000	142,762
GulfMark Offshore, Inc., 7.75%, 07/15/2014	100,000	104,500
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	140,000	137,200
Parker Drilling Co., 9.625%, 10/01/2013	75,000	84,094

		468,556

Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	385,000	396,550
7.75%, 01/15/2015	75,000	79,875
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	150,000	144,750
El Paso Corp., 7.875%, 06/15/2012	400,000	414,000
El Paso Production Holding Co., 7.75%, 06/01/2013	350,000	364,875
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	85,950
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	45,900
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	106,250
Peabody Energy Corp.:
5.875%, 04/15/2016	150,000	146,813
6.875%, 03/15/2013	60,000	62,700
Plains Exploration & Production Co., 8.75%, 07/01/2012	350,000	378,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Targa Resources, Inc., 8.50%, 11/01/2013 144A	$ 100,000	$103,000
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	203,000
Williams Cos.:
7.50%, 01/15/2031	150,000	156,000
8.125%, 03/15/2012	350,000	383,250

		3,071,788

FINANCIALS 2.5%
Consumer Finance 1.0%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	325,000	289,364
6.125%, 09/15/2006	360,000	349,745
FRN, 5.05%, 01/16/2007	100,000	95,037
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	145,875

		880,021

Diversified Financial Services 0.5%
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	400,000	406,000

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	318,000

Real Estate 0.7%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	125,000	132,188
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	150,000	151,312
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	300,000	297,000

		580,500

HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.2%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	208,000

Health Care Providers & Services 0.6%
HCA, Inc., 6.375%, 01/15/2015	325,000	330,146
Select Medical Corp., 7.625%, 02/01/2015	175,000	169,313

		499,459

INDUSTRIALS 2.0%
Aerospace & Defense 0.5%
Aviall, Inc., 7.625%, 07/01/2011	325,000	334,750
Moog, Inc., 6.25%, 01/15/2015	105,000	103,950

		438,700

Commercial Services & Supplies 0.6%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	175,000	166,687
6.375%, 04/15/2011	25,000	24,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	300,000	328,500

		519,687

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.7%
Case New Holland, Inc., 9.25%, 08/01/2011	$ 385,000	$413,875
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A (h)	60,000	58,200
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	119,000	123,165

		595,240

Marine 0.2%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	189,810

INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.2%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	200,000	214,000

IT Services 0.4%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	225,000	234,000
10.25%, 08/15/2015 144A	100,000	100,500

		334,500

MATERIALS 4.9%
Chemicals 1.6%
Ethyl Corp., 8.875%, 05/01/2010	35,000	36,838
Huntsman International, LLC, 11.50%, 07/15/2012	149,000	169,488
Lyondell Chemical Co.:
9.50%, 12/15/2008	177,000	186,292
10.50%, 06/01/2013	350,000	399,437
PQ Corp., 7.50%, 02/15/2013 144A	350,000	327,250
Tronox Worldwide, LLC, 9.50%, 12/01/2012 144A	250,000	256,250

		1,375,555

Containers & Packaging 1.1%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	325,000	338,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	100,000	100,750
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	500,000	487,500

		926,250

Metals & Mining 1.5%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	349,000	362,524
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	300,000	304,500
10.125%, 02/01/2010	220,000	242,825
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	241,875
United States Steel Corp., 10.75%, 08/01/2008	125,000	138,750

		1,290,474

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.7%
Boise Cascade, LLC:
7.03%, 10/15/2012	$ 75,000	$73,500
7.125%, 10/15/2014	70,000	65,625
Bowater, Inc., 6.50%, 06/15/2013	150,000	135,000
Georgia Pacific Corp., 8.125%, 05/15/2011	345,000	347,156

		621,281

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.1%
Citizens Communications Co., 6.25%, 01/15/2013	350,000	340,375
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	103,790
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	175,000	175,438
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	324,750

		944,353

Wireless Telecommunication Services 1.2%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	75,000	81,469
Centennial Communications Corp., 8.125%, 02/01/2014	125,000	127,500
Dobson Communications Corp., 8.875%, 10/01/2013	250,000	250,625
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	138,300
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	79,500
9.75%, 01/15/2010	205,000	208,075
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,437
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	84,750

		1,053,656

UTILITIES 2.5%
Electric Utilities 0.6%
Edison Mission Energy, 10.00%, 08/15/2008	150,000	165,000
Reliant Energy, Inc., 6.75%, 12/15/2014	375,000	329,062

		494,062

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	275,000	289,720

Independent Power Producers & Energy Traders 1.6%
AES Corp., 7.75%, 03/01/2014	275,000	289,781
Dynegy, Inc., 10.125%, 07/15/2013 144A	250,000	283,750
Mirant Corp., 7.375%, 12/31/2013 144A	235,000	238,819
NRG Energy, Inc., 8.00%, 12/15/2013	178,000	199,360
Texas Genco, Inc., 6.875%, 12/15/2014 144A	350,000	380,625

		1,392,335

Total Corporate Bonds (cost $24,650,627)		24,698,115

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 18.0%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	80,000	$106,253
Renault SA, 6.125%, 06/26/2009 EUR	85,000	109,450

		215,703

Hotels, Restaurants & Leisure 0.1%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	90,000	114,280

Specialty Retail 0.5%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	326,000	412,176

CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.4%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	90,000	111,874
Tesco plc, 4.75%, 04/13/2010 EUR	190,000	237,753

		349,627

Food Products 0.5%
Cadbury Schweppes plc, 4.875%, 12/20/2010 GBP	250,000	428,510

Tobacco 0.5%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	350,000	431,755

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	100,000	131,526
Transco plc, 7.00%, 12/15/2008 AUD	170,000	128,418

		259,944

FINANCIALS 14.3%
Capital Markets 1.4%
Deutsche Bank AG:
6.00%, 03/05/2008 AUD	180,000	133,027
FRN, 3.35%, 08/09/2007 CAD	260,000	223,563
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	200,000	353,172
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	300,000	533,677

		1,243,439

Commercial Banks 6.5%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	86,690
6.00%, 03/01/2010 AUD	500,000	369,032
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	600,000	734,794
BOS International Australia, Ltd., 3.50%, 01/22/2007 CAD	250,000	213,782
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	160,000	201,027
DnB NOR ASA, 3.63%, 12/08/2008 CAD	250,000	214,867
Eurofima, 5.50%, 09/15/2009 AUD	500,000	365,607

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank:
3.625%, 10/15/2013 EUR	160,000	$193,680
4.00%, 04/15/2009 SEK	1,000,000	129,533
4.25%, 12/07/2010 GBP	130,000	222,021
5.75%, 09/15/2009 AUD	325,000	240,240
6.50%, 09/10/2014 NZD	580,000	398,702
8.00%, 10/21/2013 ZAR	2,900,000	465,620
FRN, 2.82%, 08/16/2013 GBP	55,000	110,100
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	610,000	116,442
Nationwide Building Society, FRN, 3.56%, 11/18/2009 CAD	500,000	431,390
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	520,000	350,255
Rabobank Nederland:
4.25%, 01/05/2009 CAD	550,000	473,915
FRN, 3.60%, 06/18/2007 CAD	250,000	215,007
Unicredito Italiano SpA, 6.10%, 02/28/2012 EUR	80,000	107,440

		5,640,144

Consumer Finance 1.4%
General Electric Capital Corp.:
6.50%, 09/28/2015 NZD	730,000	493,845
FRN, 2.20%, 03/31/2008 EUR	100,000	118,290
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	160,000	201,022
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	134,017
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	218,457

		1,165,631

Diversified Financial Services 1.3%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	300,000	535,955
Cedulas TDA, 3.25%, 06/19/2010 EUR	400,000	475,303
Network Rail Finance plc, FRN, 2.45%, 02/27/2007 EUR	100,000	118,361

		1,129,619

Insurance 0.3%
AIG SunAmerica, Inc.:
3.50%, 03/11/2009 EUR	100,000	119,296
5.50%, 03/07/2011 EUR	90,000	117,442

		236,738

Thrifts & Mortgage Finance 3.4%
Canada Housing Trust, 3.70%, 09/15/2008 CAD	540,000	460,697
Nykredit, 5.00%, 10/01/2035 DKK	6,890,000	1,114,250
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	8,548,496	1,364,436

		2,939,383

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
INDUSTRIALS 0.1%
Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	$105,510

INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011 EUR	80,000	106,078

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, FRN, 2.44%, 01/23/2007 EUR	235,000	278,437
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	100,000	123,926

		402,363

UTILITIES 0.4%
Electric Utilities 0.1%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	98,077

Water Utilities 0.3%
Vivendi Environment, 5.875%, 02/01/2012 EUR	200,000	265,939

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $15,705,753)		15,544,916

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 10.2%
Australia:
5.03%, 08/20/2020 AUD	1,030,000	1,158,786
7.50%, 09/15/2009 AUD	158,000	124,749
Hong Kong, 4.76%, 06/18/2007 HKD	6,250,000	816,068
Hungary, 6.25%, 06/12/2007 HUF	176,000,000	818,231
Jamaica, 11.00%, 07/27/2012 EUR	30,000	41,081
Mexico:
8.00%, 12/19/2013 MXN	5,900,000	548,723
9.00%, 12/20/2012 MXN	1,000,000	98,401
10.50%, 07/14/2011 MXN	1,500,000	161,808
Norway, 6.00%, 05/16/2011 NOK	7,235,000	1,200,530
Poland, 8.50%, 05/12/2006 PLN	2,250,000	702,515
South Africa:
5.25%, 05/16/2013 EUR	70,000	89,912
7.00%, 04/10/2008 EUR	90,000	114,930
13.00%, 08/31/2010 ZAR	1,300,000	250,431
Spain, 4.00%, 01/31/2010 EUR	250,000	307,071
Sweden:
5.25%, 03/15/2011 SEK	7,050,000	975,181
5.50%, 10/08/2012 SEK	795,000	113,456
Turkey, 5.50%, 09/21/2009 EUR	70,000	86,939

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
United Kingdom:
5.00%, 03/07/2012 GBP	85,000	$153,002
6.39%, 08/23/2011 GBP	182,000	844,956
FRN, 5.34%, 08/16/2013 GBP	60,000	237,356

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $8,937,573)		8,844,126

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds, 5.375%, 02/15/2031	$1,500,000	1,685,391
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	1,960,000	1,898,368
4.00%, 02/15/2015 ##	2,355,000	2,283,982

Total U.S. Treasury Obligations (cost $5,947,376)		5,867,741

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.2%
FIXED-RATE 0.5%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	104,025	105,228
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	353,388	357,143

		462,371

FLOATING-RATE 1.7%
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 5.55%, 01/20/2035	862,972	875,647
Ser. 2004-R1, Class 1-AF, 4.78%, 10/25/2034 144A	67,843	67,933
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.95%, 02/25/2035	237,405	234,851
William Street Funding Corp., Ser. 2004-3, Class A, 4.82%, 09/23/2009 144A	250,000	250,253

		1,428,684

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,913,411)		1,891,055

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FLOATING-RATE 0.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.68%,
01/25/2035	138,094	136,513
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%,
03/25/2045 144A	878,857	204,609

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $347,820)		341,122

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 5.68%, 02/19/2035
(cost $195,663)	194,637	194,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 3.4%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
IMAX Corp., 9.625%, 12/01/2010	$ 200,000	$207,000

CONSUMER STAPLES 0.4%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	75,000	88,031

Food & Staples Retailing 0.3%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	300,000	276,000

FINANCIALS 0.6%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	100,000	102,200

Diversified Financial Services 0.5%
Preferred Term Securities, Ltd., FRN:
5.10%, 06/24/2034 144A	175,000	176,141
5.46%, 06/24/2034 144A	100,000	102,203
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	108,100

		386,444

INDUSTRIALS 0.1%
Transportation Infrastructure 0.1%
Sea Containers, Ltd., 10.50%, 05/15/2012	90,000	89,100

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc.:
7.625%, 07/01/2013	350,000	346,938
7.875%, 07/01/2011	200,000	202,500

		549,438

MATERIALS 0.6%
Chemicals 0.2%
Nova Chemicals Corp., 6.50%, 01/15/2012	175,000	170,406

Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 144A	330,000	309,375

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Telefonos De Mexico SA, 4.75%, 01/27/2010	100,000	98,740

Wireless Telecommunication Services 0.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	60,450
7.50%, 03/15/2015	225,000	244,125
9.625%, 05/01/2011	85,000	98,175

		402,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	$ 85,000	$91,596

Gas Utilities 0.1%
Gazprom, 9.625%, 03/01/2013 144A	80,000	96,700

Multi-Utilities 0.1%
National Power Corp., FRN, 8.63%, 08/23/2011	90,000	96,691

Total Yankee Obligations - Corporate (cost $2,963,807)		2,964,471

YANKEE OBLIGATIONS - GOVERNMENT 4.1%
Brazil:
9.25%, 10/22/2010	380,000	426,170
10.50%, 07/14/2014	320,000	392,960
Chile, 5.50%, 01/15/2013	100,000	102,400
Colombia:
10.00%, 01/23/2012	80,000	95,600
10.50%, 07/09/2010	190,000	225,150
Egypt, 8.75%, 07/11/2011	150,000	177,817
Jamaica, 11.75%, 05/15/2011	35,000	42,525
Korea, 4.25%, 06/01/2013	150,000	142,514
Mexico, 8.375%, 01/14/2011	205,000	234,212
Panama, 9.625%, 02/08/2011	120,000	140,700
Peru:
9.125%, 01/15/2008	212,000	228,960
9.125%, 02/21/2012	250,000	286,875
Russia:
11.00%, 07/24/2018	150,000	222,890
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	200,000	225,950
Turkey, 9.00%, 06/30/2011	200,000	229,000
Ukraine, 7.65%, 06/11/2013	150,000	162,240
Venezuela, 10.75%, 09/19/2013	190,000	234,175

Total Yankee Obligations - Government (cost $3,493,713)		3,570,138

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * (cost $122,554)	16,830	118,820

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.0%
UTILITIES 0.0%
Independent Power Producers & Energy Traders 0.0%
Calpine Corp., 7.75%, 06/01/2015 + • (cost $175,000)	$ 175,000	$15,750

	Shares	Value

WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 05/31/2009 144A (h) + *	500	0
Expiring 03/16/2011 144A + *	100	1

Total Warrants (cost $12,563)		1

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 16.2%
COMMERCIAL PAPER 5.0%
ASAP Funding, Ltd., 4.39%, 01/12/2006	$ 1,085,000	1,083,825
General Mills, Inc., 4.41%, 01/11/2006	1,085,000	1,083,951
Neptune Funding Corp., 4.38%, 01/13/2006	1,085,000	1,083,698
Rhineland Funding Capital, 4.39%, 01/10/2006	1,085,000	1,084,087

		4,335,561

	Shares	Value

MUTUAL FUND SHARES 11.2%
Evergreen Institutional Money Market Fund ø ##	9,644,110	9,644,110

Total Short-Term Investments (cost $13,979,671)		13,979,671

Total Investments (cost $99,026,665) 113.9%		98,644,839
Other Assets and Liabilities (13.9%)		(12,019,658)

Net Assets 100.0%		$86,625,181

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available. In the absence of readily available market quotations, the security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard and Poor’s as of December 31, 2005 (unaudited):
AAA	57.9%
AA	2.6%
A	5.5%
BBB	3.8%
BB	11.5%
B	17.3%
CCC	1.4%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by maturity as of December 31, 2005 (unaudited):
Less than 1 year	21.9%
1 to 3 year(s)	7.8%
3 to 5 years	16.0%
5 to 10 years	45.0%
10 to 20 years	5.8%
20 to 30 years	3.5%

100.0%

The following table shows the percent of total long-term investments by geographic location as of December 31, 2005:
United States	66.3%
United Kingdom	4.1%
Canada	3.2%
Australia	3.1%
Denmark	2.8%
Luxembourg	2.1%
Cayman Islands	1.7%
Spain	1.7%
Norway	1.6%
France	1.6%
Mexico	1.3%
Sweden	1.2%
Netherlands	1.1%
Brazil	1.0%
Hungary	0.9%
Hong Kong	0.9%
Poland	0.8%
Russia	0.6%
Peru	0.6%
South Africa	0.5%
Turkey	0.4%
Venezuela	0.3%
Germany	0.3%
Bermuda	0.2%
Chile	0.2%
Egypt	0.2%
Ukraine	0.2%
Ireland	0.2%
South Korea	0.2%
Panama	0.2%
Italy	0.1%
Portugal	0.1%
Philippines	0.1%
Colombia	0.1%
Jamaica	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in securities, at value (cost $89,382,555)	$89,000,729
Investments in affiliated money market fund, at value (cost $9,644,110)	9,644,110

Total investments	98,644,839
Cash	572
Foreign currency, at value (cost $67,835)	65,490
Receivable for securities sold	207,645
Receivable for Fund shares sold	104,272
Interest receivable	1,396,561
Unrealized gains on forward foreign currency exchange contracts	30,489
Prepaid expenses and other assets	374

Total assets	100,450,242

Liabilities
Payable for securities purchased	13,557,571
Payable for Fund shares redeemed	24,580
Unrealized losses on forward foreign currency exchange contracts	210,293
Advisory fee payable	3,328
Distribution Plan expenses payable	1,129
Due to other related parties	904
Accrued expenses and other liabilities	27,256

Total liabilities	13,825,061

Net assets	$86,625,181

Net assets represented by
Paid-in capital	$87,540,610
Overdistributed net investment income	(82,755)
Accumulated net realized losses on investments	(262,683)
Net unrealized losses on investments	(569,991)

Total net assets	$86,625,181

Net assets consists of
Class 1	$45,293,158
Class 2	41,332,023

Total net assets	$86,625,181

Shares outstanding (unlimited number of shares authorized)
Class 1	4,495,377
Class 2	4,113,028

Net asset value per share
Class 1	$10.08
Class 2	$10.05

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Interest (net of foreign withholding taxes of $4,769)	$4,334,166
Income from affiliate	185,030

Total investment income	4,519,196

Expenses
Advisory fee	307,867
Distribution Plan expenses	82,317
Administrative services fee	79,873
Transfer agent fees	274
Trustees’ fees and expenses	1,401
Printing and postage expenses	34,563
Custodian and accounting fees	49,771
Professional fees	19,473
Other	778

Total expenses	576,317
Less: Expense reductions	(1,616)
Expense reimbursements	(15)

Net expenses	574,686

Net investment income	3,944,510

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	893,683
Foreign currency related transactions	(485,072)

Net realized gains on investments	408,611
Net change in unrealized gains or losses on investments	(5,009,066)

Net realized and unrealized gains or losses on investments	(4,600,455)

Net decrease in net assets resulting from operations	$(655,945)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005		2004

Operations
Net investment income		$3,944,510		$3,350,581
Net realized gains on investments		408,611		1,593,302
Net change in unrealized gains or losses
on investments		(5,009,066)		678,092

Net increase (decrease) in net assets
resulting from operations		(655,945)		5,621,975

Distributions to shareholders from
Net investment income
Class 1		(2,272,551)		(2,203,554)
Class 2		(1,939,707)		(1,052,165)
Net realized gains
Class 1		(396,668)		(434,761)
Class 2		(345,582)		(214,164)

Total distributions to shareholders		(4,954,508)		(3,904,644)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	356,378	3,802,588	464,416	4,917,059
Class 2	1,531,503	16,261,624	1,645,798	17,434,959

		20,064,212		22,352,018

Net asset value of shares issued in
reinvestment of distributions
Class 1	263,750	2,669,219	244,462	2,638,315
Class 2	226,331	2,285,289	117,656	1,266,329

		4,954,508		3,904,644

Payment for shares redeemed
Class 1	(724,065)	(7,720,251)	(932,057)	(9,871,862)
Class 2	(41,423)	(440,172)	(81,416)	(854,634)

		(8,160,423)		(10,726,496)

Net increase in net assets resulting from
capital share transactions		16,858,297		15,530,166

Total increase in net assets		11,247,844		17,247,497
Net assets
Beginning of period		75,377,337		58,129,840

End of period		$86,625,181		$75,377,337

Undistributed (overdistributed) net
investment income		$(82,755)		$75,755

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

NOTES TO FINANCIAL STATEMENTS continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

NOTES TO FINANCIAL STATEMENTS continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, mortgage paydown gains and losses, consent fees on tendered bonds and overdistribution. During the year ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$ (188,673)
Overdistributed net investment income	109,238
Accumulated net realized losses on investments	79,435

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, starting at 0.31% and declining to 0.11% as average daily net assets increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

First International Advisors, Inc. d/b/a Evergreen International Advisors (“EIA”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC reimbursed other expenses in the amount of $15.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$24,342,119	$59,760,145	$10,992,431	$53,204,587

At December 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	December 31, 2005	for U.S. $	Gain

01/05/2006	138,000 NZD	$ 94,105	$ 97,014	$ 2,909
01/05/2006	890,000 NZD	606,907	609,294	2,387
03/14/2006	1,890,000 AUD	1,383,991	1,409,184	25,193

		U.S. Value at		U.S. Value at
Exchange	Contracts to	December 31,		December 31,	Unrealized
Date	Deliver	2005	In Exchange for	2005	Loss

01/10/2006	7,476,142 EUR	$8,848,847	1,020,000,000 JPY	$8,654,772	$194,075
01/10/2006	1,545,889 EUR	1,829,732	213,730,000 JPY	1,813,514	16,218

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $99,061,791. The gross unrealized appreciation and depreciation on securities based on tax cost was $944,034 and $1,360,986, respectively, with a net unrealized depreciation of $416,952.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and will elect to defer post-October capital and currency losses of $227,557 and $261,082, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$1,477	$425,313	$488,639

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and unrealized currency losses.

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2005	2004

Ordinary Income	$4,212,800	$ 3,470,434
Long-term Capital Gain	741,708	434,210

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

NOTES TO FINANCIAL STATEMENTS continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Strategic Income Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Strategic Income Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 10, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $741,708 for the fiscal year ended December 31, 2005.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIA (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC or EIA, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each

ADDITIONAL INFORMATION (unaudited) continued

Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and EIA. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with EIA. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

ADDITIONAL INFORMATION (unaudited) continued

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the Fund. They noted that EIMC and EIA formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and EIA, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and EIA were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and EIA, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Evergreen fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class 1 shares of the Fund performed in the third quintile over the recently completed one-year period, the second quintile over the recently completed three-year period, and the first quintile over the recently completed five-year period. Additionally, the Trustees noted that the Class 2 shares of the Fund performed in the fourth quintile over the recently completed one-year period. The Trustees noted that the Fund’s performance had been slightly better than that of a similar fund managed by EIMC outside of the variable product universe. The Trustees also noted that the Fund’s assets are prin-

ADDITIONAL INFORMATION (unaudited) continued

cipally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperfor-mance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class 1 and Class 2 shares was substantially below the median of fees paid by comparable funds and at a lower rate than a similar fund managed by EIMC that is not a variable annuity product.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergree funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

560866 rv3 2/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 9 series of the Registrant’s annual financial statements for the fiscal years ended December 31, 2005 and December 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$150,290	$139,188
fees
Audit-related fees (1)	4,800	0

Audit and audit-related fees	155,090	139,188
Tax fees (2)	750	429
All other fees	0	0

Total fees	$155,840	$139,617

(1) Audit-related fees consists principally of fees for merger related activities.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 22, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: February 22, 2006